UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	10/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL

RETURN BOND FUND

ANNUAL REPORT • OCTOBER 31, 2013

Fund Type

Multi-Sector Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

December 16, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Total Return Bond Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Total Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	0.40%	60.25%	78.63%	—
Class B	–0.17	56.44	68.49	—
Class C	–0.42	55.32	68.98	—
Class Q	0.74	N/A	N/A	19.22% (12/27/10)
Class R	0.08	58.32	N/A	45.46 (1/14/08)
Class X	0.32	60.50	N/A	55.25 (3/5/07)
Class Z	0.59	62.08	82.84	—
Barclays U.S. Aggregate Bond Index	–1.08	34.37	59.45	—
Lipper Core Plus Bond Funds Average	0.04	47.54	64.31	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	–4.83%	7.37%	5.26%	—
Class B	–5.62	7.67	5.12	—
Class C	–2.05	7.69	5.16	—
Class Q	–0.01	N/A	N/A	5.98% (12/27/10)
Class R	–0.66	8.10	N/A	6.50 (1/14/08)
Class X	–6.15	8.00	N/A	6.46 (3/5/07)
Class Z	–0.10	8.60	5.99	—
Barclays U.S. Aggregate Bond Index	–1.68	5.41	4.59	—
Lipper Core Plus Bond Funds Average	–0.74	6.86	4.70	—

Average Annual Total Returns (With Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	–4.12%	8.88%	5.49%	—
Class B	–4.98	9.22	5.36	—
Class C	–1.38	9.21	5.39	—
Class Q	0.74	N/A	N/A	6.37% (12/27/10)
Class R	0.08	9.62	N/A	6.68 (1/14/08)
Class X	–5.44	9.51	N/A	6.62 (3/5/07)
Class Z	0.59	10.14	6.22	—

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Average Annual Total Returns (Without Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	0.40%	9.89%	5.97%	—
Class B	–0.17	9.36	5.36	—
Class C	–0.42	9.21	5.39	—
Class Q	0.74	N/A	N/A	6.37% (12/27/10)
Class R	0.08	9.62	N/A	6.68 (1/14/08)
Class X	0.32	9.92	N/A	6.83 (3/5/07)
Class Z	0.59	10.14	6.22	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Total Return Bond Fund (Class A shares) with a similar investment in the Barclays U.S. Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2003) and the account values at the end of the current fiscal year (October 31, 2013), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q, Class R, Class X, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods

Prudential Total Return Bond Fund	3

Your Fund’s Performance (continued)

shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	6% (Yr. 1) 5% (Yr. 2) 4% (Yr. 3) 4% (Yr. 4) 3% (Yr. 5) 2% (Yr. 6) 2% (Yr. 7) 1% (Yr. 8) 0% (Yr. 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% (.75% currently)	1%	None	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with greater than one year remaining to maturity. It gives a broad look at how U.S. investment-grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/13 are 11.15% for Class Q; 32.02% for Class R; and 39.13% for Class X. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 9/30/13 are 3.62% for Class Q; 4.80% for Class R; and 5.02% for Class X.

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Lipper Core Plus Bond Funds Average

Funds in Lipper Core Plus Bond Funds Average are funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. Lipper Core Plus Bond Closest Month-End to Inception cumulative total returns as of 10/31/13 are 14.14% for Class Q; 37.04% for Class R and 43.49% for Class X. Lipper Core Plus Bond Closest Month-End to Inception average annual total returns as of 9/30/13 are 4.39% for Class Q; 5.24% for Class R and 5.24% for Class X.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 10/31/13
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.61	2.80%
Class B	0.54	2.43
Class C	0.51	2.19
Class Q	0.66	3.24
Class R	0.58	2.67
Class X	0.61	2.92
Class Z	0.65	3.19

Five Largest Holdings expressed as a percentage of net assets as of 10/31/13
Goldman Sachs Group, Inc. (The), 5.750% 11/24/2022	0.7%
Ireland Government Bond, 4.400%, 6/18/2019	0.7
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/2045	0.7
Structured Asset Investment Loan Trust, Series 2004-1, Class A3, 0.970%, 2/25/2034	0.7
Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.550%, 9/15/2043	0.6

Holdings reflect only long-term investments and are subject to change.

Prudential Total Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 10/31/13
U.S. Government & Agency	5.4%
Aaa	19.7
Aa	4.7
A	12.4
Baa	33.3
Ba	11.7
B	8.7
Caa	0.7
Less than Caa	0.2
Not Rated**	9.3
Total Investments	106.1
Liabilities in excess of other assets	–6.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 9.0% of Not Rated is invested in affiliated mutual funds.

Credit Quality is subject to change.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Total Return Bond Fund’s Class A shares returned 0.40% for the 12 months ended October 31, 2013, outperforming the 1.08% decline of the Barclays U.S. Aggregate Bond Index (the Index) and the 0.04% return of the Lipper Core Plus Bond Funds Average.

How did the U.S. fixed income market perform?

During the reporting period that began on November 1, 2012, U.S. fixed income performance was driven primarily by expectations about the Federal Reserve’s (the Fed) monetary policies. Since September 2012, the Fed has been purchasing $85 billion per month of U.S. Treasury securities and mortgage-backed securities to inject money into the financial markets and support economic growth.

•

Interest rates remained near historic lows during the first half of the reporting period, fueling a reach for yield. In this environment, high yield bonds and emerging markets debt generated particularly strong returns. Spread sectors overall outperformed U.S. Treasury securities despite headlines about tax increases (the so-called fiscal cliff) and federal government spending cuts (budget sequestration). Spread sectors are commercial mortgage-backed securities, corporate bonds, and other types of debt securities that provide extra yield (spread) over similar-duration U.S. Treasury securities to compensate for the greater credit risk associated with investing in them.

•	The Fed said in December that it planned to keep short-term interest rates low until unemployment reaches 6.5% or inflation rises above 2.5%.

•

In May 2013, a surprisingly strong labor report improved the outlook for the U.S. economy and brought a change in stance by the Fed. Fed Chair Ben Bernanke suggested the Fed might scale back asset purchases under its quantitative easing program. Treasury yields climbed, with the yield on 10-year U.S. Treasury securities spiking from 1.66% on May 1 to 2.74% on August 1. Yields on other types of fixed income securities, such as investment-grade corporate bonds, also increased.

•

As yields rose, bond prices fell (bond prices move in the opposite direction of yields). High yield bonds and emerging markets debt, as well as sectors directly supported by the Fed—Treasuries and mortgage-backed securities—were hit the hardest. Overall, longer-term maturities experienced the steepest declines.

•	In September, the Fed surprised the markets by announcing that it would continue the pace of its asset purchases. Treasury yields declined somewhat and spread sectors rallied.

Prudential Total Return Bond Fund	7

Strategy and Performance Overview (continued)

•

Credit spreads—the difference in yields between various bonds and duration-equivalent U.S. Treasury securities—compressed during the first few months of the reporting period as spread sectors outperformed U.S. Treasury securities. They widened significantly between May and August when Treasury yields increased and then narrowed after the Fed said it would not reduce its asset purchases, ending the period approximately where they started.

•

During the latter part of the period, the fixed income market experienced significant investment outflows on fears of a continued increase in yields. High yield bonds and emerging markets debt suffered the most in the retreat. However, investment inflows to senior secured bank loans remained very positive, primarily because of their floating interest rates. Floating interest rates are periodically reset at a spread over LIBOR, or London interbank offered rate, a widely used reference rate in bank, corporate, and government lending agreements. LIBOR has until recently remained relatively flat because of the easy monetary policies of global central banks including the Fed.

Which strategies made the largest positive contribution to the Fund’s performance?

Prudential Fixed Income manages the Fund, which outperformed the Index because of its sector allocation strategy and effective security selection within a number of sectors. The portfolio management team leverages the resources of Prudential Fixed Income’s specialized sector teams to determine the best relative value opportunities for a given market environment. It then implements overweight exposures to what it believes to be its best ideas, while maintaining underweight exposures in sectors that offer less-compelling risk/reward potential.

•

During the reporting period, the Fund’s sector allocation emphasized spread sectors, rather than government sectors, such as U.S. Treasury securities. This positioning resulted in consistently positive relative performance for the Fund during the first half of the period. Though returns were mixed between May 2013 and the end of the period, the Fund’s sector allocations contributed significantly to relative returns for the period overall.

•

The Fund benefited from its sector allocations and security selection in developed markets sovereign debt, U.S. high yield corporate bonds, U.S. high yield loans, and U.S. asset-backed securities, especially those backed by U.S. home equity loans. (Asset-backed securities are created from credit card receivables, auto loans, and certain other types of loans.)

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What other strategies helped the Fund’s performance?

The Fund benefited overall from its management of duration and yield curve positioning. Duration is a measure of the interest rate sensitivity of a bond portfolio or individual debt securities that is expressed as a number of years. The longer the duration, the greater the potential risk or reward when interest rates move.

•	Small overweight allocations to Turkish, European, Japanese and U.S. interest rates added to performance.

What strategies detracted most from the Fund’s performance?

•

The Fund’s overweight exposures to foreign currencies detracted from its return for the period. Speculation about potential tapering of asset purchases under the Fed’s quantitative easing program sparked a rally in the U.S. dollar, which soared relative to many other major currencies.

•	As yields increased between May and July, the Fund was hampered by its long duration position.

•	The Fund was hurt by its exposure to Brazilian interest rates, accomplished through an investment in Brazilian local currency sovereign debt.

•

The Fund used interest rate futures and swaps to help manage U.S. and global duration and yield curve exposure. These positions had a modest positive impact on returns, with duration adding and yield curve exposure detracting from performance. In addition, the fund traded foreign exchange derivatives which had negative returns.

Prudential Total Return Bond Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2013, at the beginning of the period, and held through the six-month period ended October 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund		Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$976.20	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class B	Actual	$1,000.00	$973.80	1.35%	$6.72
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87

Class C	Actual	$1,000.00	$972.50	1.60%	$7.95
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class Q	Actual	$1,000.00	$977.90	0.52%	$2.59
	Hypothetical	$1,000.00	$1,022.58	0.52%	$2.65

Class R	Actual	$1,000.00	$974.40	1.10%	$5.47
	Hypothetical	$1,000.00	$1,019.66	1.10%	$5.60

Class X	Actual	$1,000.00	$976.20	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class Z	Actual	$1,000.00	$977.40	0.60%	$2.99
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

Prudential Total Return Bond Fund	11

Fees and Expenses (continued)

The Fund’s annual expense ratios for the year ended October 31, 2013, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.94%	0.85%
B	1.64	1.35
C	1.64	1.60
Q	0.52	0.52
R	1.39	1.10
X	1.64	0.85
Z	0.64	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of October 31, 2013

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 97.1%
ASSET-BACKED SECURITIES 18.1%

Collateralized Debt Obligations 0.3%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.498%(a)	04/25/19			2,177	$2,146,491
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A	Aaa	0.452(a)	04/20/19	(b)		234	232,919
Highlander Euro CDO Cayman Ltd. (Cayman Islands), Series 2008-4A, Class C, 144A	Baa1	4.820(a)	08/01/16		EUR	5,000	6,752,237

							9,131,647

Collateralized Loan Obligations 9.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.422(a)	04/20/25			14,300	14,039,997
Series 2013-1A, Class B2, 144A	AA(c)	3.360	04/20/25			1,550	1,468,098
AMMC CLO VI Ltd., Series 2006-6A, Class A1A, 144A	Aaa	0.487(a)	05/03/18			18	18,186
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466(a)	07/13/25			6,100	5,984,442
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.498(a)	01/26/20			2,316	2,281,615
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	Aaa	1.243(a)	05/17/21			16,470	16,374,775

See Notes to Financial Statements.

Prudential Total Return Bond Fund	13

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Avoca CLO I BV (Netherlands), Series II-A, Class A1, 144A	Aaa	0.670%(a)	01/15/20	EUR	3,375	$4,563,056
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	Aaa	1.342(a)	04/20/25		8,400	8,241,022
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.472(a)	07/15/24		16,300	16,131,295
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	Aaa	0.523(a)	06/20/17		756	753,498
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	Aaa	1.204(a)	08/01/21		15,313	15,196,981
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	AAA(c)	1.394(a)	04/17/25		15,600	15,326,672
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	Aaa	1.594(a)	01/17/24		10,000	10,007,200
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.502(a)	02/28/18		564	560,068
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.422(a)	01/19/25		2,950	2,903,948
Series 2013-1A, Class B, 144A	AA(c)	2.142(a)	01/19/25		3,050	3,013,702
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	Aaa	0.491(a)	07/22/20		1,382	1,362,681

See Notes to Financial Statements.

14

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.724%(a)	03/15/20		3,000	$2,925,759
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	Aaa	0.474(a)	07/20/21	EUR	1,728	2,328,399
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.493(a)	08/21/20		1,010	1,005,954
Hewett’s Island CLO IV Ltd. (Cayman Islands), Series 2006-4A, Class A, 144A	Aaa	0.526(a)	05/09/18		51	51,114
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.384(a)	04/15/24		10,050	9,869,914
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	Aaa	1.388(a)	04/25/25		4,300	4,223,989
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(c)	1.659(a)	09/06/22		1,977	1,974,815
LCM III LP (Cayman Islands), Series 2005-3A, Class A, 144A	Aaa	0.520(a)	06/01/17		665	665,134
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.514(a)	09/15/17		2,193	2,164,805
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	Aaa	0.478(a)	01/31/22	EUR	3,691	4,895,064

See Notes to Financial Statements.

Prudential Total Return Bond Fund	15

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	AAA(c)	1.754%(a)	09/15/23		11,500	$11,497,953
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.733(a)	05/18/23		5,000	4,999,985
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.512(a)	02/22/20		1,224	1,208,270
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.504(a)	03/15/18		203	201,796
North Westerly CLO BV, Series II-A, Class A	Aaa	0.721	09/14/19	EUR	1,717	2,282,650
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.662(a)	11/22/23		11,150	11,139,162
Series 2012-2A, Class B, 144A	AA(c)	2.462(a)	11/22/23		4,900	4,777,142
Octagon Investment Partners XV Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.532(a)	01/19/25		6,500	6,367,543
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.392(a)	07/17/25		13,160	12,962,468
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.162(a)	04/20/21		10,609	10,582,570

See Notes to Financial Statements.

16

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%(a)	07/22/25	2,800	$2,749,883
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(c)	3.440	04/15/25	4,900	4,698,414
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.294(a)	04/15/25	17,850	17,454,248
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.913(a)	08/17/22	2,000	2,003,758
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(c)	2.942(a)	10/20/23	4,350	4,361,980
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.392(a)	07/15/25	16,350	16,105,617

					261,725,622

Non-Residential Mortgage-Backed Securities 0.7%
Banc of America Funding Trust, Series 2005-D, Class A1	A+(c)	2.633(a)	05/25/35	258	261,606
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	AA+(c)	6.500	10/25/31	6	6,678
Series 2004-E, Class 2A6	BBB-(c)	2.859(a)	06/25/34	1,405	1,390,395
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	B3	2.658(a)	05/25/35	406	377,379
Series 2005-4, Class 23A2	B2	2.658(a)	05/25/35	135	134,553

See Notes to Financial Statements.

Prudential Total Return Bond Fund	17

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	AA+(c)	2.563%(a)	02/25/33	9	$8,761
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.417(a)	02/20/36	97	85,012
GE Business Loan Trust, Series 2006-1A, Class D, 144A	B1	1.174(a)	05/15/34	80	56,454
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	A2	1.024(a)	06/15/18	7,792	7,757,083
IndyMac ARM Trust, Series 2001-H2, Class A1	NR	1.717(a)	01/25/32	2	1,442
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	A(c)	3.540	10/20/32	1,454	1,504,920
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	Baa1	5.000	04/25/19	132	135,964
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	A+(c)	5.500	09/25/33	90	91,985
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AA+(c)	0.570(a)	02/25/34	47	43,692
Series 2004-CL1, Class 2A2	AA+(c)	0.570(a)	02/25/19	1	1,317
Regal Trust IV, Series 1999-1, Class A, 144A	NR	2.454(a)	09/29/31	227	210,392
RFMSI Trust, Series 2003-S9, Class A1	A(c)	6.500	03/25/32	17	17,388
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	NR	6.290	01/01/21	118	129,230
Series 2003-20I, Class 1	NR	5.130	09/01/23	67	72,210
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Baa3	2.483(a)	02/25/34	477	476,748
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	Ba1	0.833(a)	09/19/32	48	46,262

See Notes to Financial Statements.

18

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	3,351	$3,345,399
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Baa1	2.074(a)	02/25/33	2	1,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	B1	2.716(a)	04/25/35	1,094	1,098,863
Series 2006-AR2, Class 2A1	CCC(c)	2.633(a)	03/25/36	338	336,997
Series 2007-5, Class 1A1	CCC(c)	5.500	05/25/37	545	559,280

					18,151,677

Residential Mortgage-Backed Securities 7.5%
ABFC Trust, Series 2003-WMC1, Class M1	Baa3	1.145(a)	06/25/33	333	318,767
Series 2004-OPT1, Class M1	Ba3	1.220(a)	08/25/33	611	572,521
Series 2004-OPT5, Class A4	BBB+(c)	1.420(a)	06/25/34	2,876	2,721,579
Series 2005-AQ1, Class A4	B+(c)	5.010	06/25/35	3,034	3,071,031
Series 2005-HE2, Class M2	Ba2	0.920(a)	06/25/35	2,500	2,430,798
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	Aa1	0.520(a)	01/25/35	457	442,950
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	B2	1.145(a)	11/25/33	1,211	1,161,332
Series 2003-OP1, Class M1	Ba3	1.220(a)	12/25/33	1,596	1,496,327
Series 2004-FM1, Class M1	B2	1.070(a)	09/25/33	387	357,912
Series 2004-OP1, Class M1	B1	0.950(a)	04/25/34	8,789	8,168,265
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	Ba1	0.640(a)	08/25/35	1,291	1,226,693
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	Baa3	1.190(a)	04/25/34	1,582	1,399,579
Series 2004-2, Class A3	Aaa	1.130(a)	06/25/34	529	522,752

See Notes to Financial Statements.

Prudential Total Return Bond Fund	19

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ally Auto Receivables Trust, Series 2004-HE7, Class M1	Baa2	1.070%(a)	08/25/34	4,383	$4,105,191
Alternative Loan Trust, Series 2004-18CB, Class 3A1	Ba3	5.250	09/25/19	158	161,263
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Baa1	2.367(a)	02/25/45	155	154,957
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	Aa1	0.870(a)	11/25/33	196	171,537
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	B1	1.520(a)	02/25/33	886	834,480
Series 2003-5, Class A6	B3	4.479	04/25/33	460	459,864
Series 2004-R8, Class M1	Baa1	1.130(a)	09/25/34	3,850	3,719,924
Series 2005-R11, Class A2D	A1	0.500(a)	01/25/36	314	308,054
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	A3	1.170(a)	11/25/32	584	561,525
Argent Securities, Inc., Series 2003-W10, Class M1	Ba3	1.250(a)	01/25/34	1,578	1,516,929
Series 2003-W10, Class M2	Ca	2.645(a)	01/25/34	304	248,477
Series 2003-W2, Class M4	B2	3.598(a)	09/25/33	600	557,537
Series 2003-W7, Class M1	Ba2	1.205(a)	03/25/34	1,008	948,513
Series 2004-W6, Class M1	Baa1	0.720(a)	05/25/34	856	835,043
Argent Securities, Inc. Asset-Back Pass-Through Certificates, Series 2004-W2, Class AF	Aaa	4.403	04/25/34	715	721,486
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	Baa2	0.860(a)	04/25/34	5,357	5,073,218

See Notes to Financial Statements.

20

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	Ba2	1.419%(a)	06/15/33	1,932	$1,822,559
Series 2004-HE3, Class M1	Ba3	0.980(a)	06/25/34	2,655	2,466,615
Series 2004-HE5, Class M1	Baa3	1.070(a)	08/25/34	4,105	3,942,249
Series 2005-HE6, Class M2	A3	0.680(a)	07/25/35	1,100	1,083,211
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	Ba2	1.190(a)	06/25/34	4,100	3,446,677
Series 2004-HE11, Class M2	B1	1.745(a)	12/25/34	9,000	8,388,675
Series 2004-HE9, Class M1	Ba1	1.145(a)	11/25/34	2,631	2,446,083
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	Baa1	1.370(a)	10/25/32	136	127,589
Series 2004-HE2, Class M1	Ba1	1.070(a)	03/25/34	2,835	2,636,243
Series 2004-HE3, Class M2	B1	1.895(a)	04/25/34	849	745,938
Series 2004-HE5, Class M1	Baa3	1.025(a)	07/25/34	2,777	2,548,902
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	C	3.545(a)	03/25/33	56	5,922
Series 2003-HE4, Class M1	Baa1	1.145(a)	03/25/34	3,181	2,982,986
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	Baa2	0.500(a)	01/25/36	723	699,699
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2	Baa2	0.620(a)	05/25/35	3,418	3,182,275
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	A+(c)	0.870(a)	12/25/33	589	546,283
Series 2004-BC1, Class M1	Baa3	0.920(a)	02/25/34	2,124	2,005,490
Series 2004-BC4, Class M1	B+(c)	1.220(a)	11/25/34	4,940	4,551,163
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	C	2.420(a)	08/25/32	22	18,571
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	B1	5.164	07/25/34	161	153,143
Fannie Mae REMICS, Series 2000t-32, Class FM	NR	0.626(a)	10/18/30	3	2,954
Series 2001-29, Class Z	NR	6.500	07/25/31	103	116,524

See Notes to Financial Statements.

Prudential Total Return Bond Fund	21

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
FBR Securitization Trust, Series 2005-2, Class M1	Ba1	0.890%(a)	09/25/35	1,400	$1,313,873
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.552(a)	07/25/44	320	325,387
SeriesT-63, Class 1A1	NR	1.353(a)	02/25/45	33	33,866
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	Baa1	0.995(a)	08/25/34	3,043	2,759,977
First Frankin Mortgage Loan Trust, Series 2005-FF3, Class M3	Baa2	0.650(a)	04/25/35	4,500	4,214,187
Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	Caa2	3.095(a)	10/25/31	120	94,114
Freddie Mac REMICS, Series 1628, Class LZ	NR	6.500	12/15/23	60	66,485
Series 1935, Class JZ	NR	7.000	02/15/27	199	229,240
Series 2241, Class PH	NR	7.500	07/15/30	109	127,913
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.220(a)	12/25/33	865	815,030
Government National Mortgage Assoc., Series 2000-30, Class FB	NR	0.626(a)	10/16/30	1	1,221
GSAMP Trust, Series 2004-FM1, Class M1	Ba1	1.145(a)	11/25/33	1,144	1,108,952
Series 2004-FM2, Class M1	Baa3	0.920(a)	01/25/34	2,406	2,280,120
Series 2004-HE2, Class M1	Ba1	0.820(a)	09/25/34	3,968	3,614,628
Home Equity Asset Trust, Series 2003-5, Class M1	Ba3	1.220(a)	12/25/33	337	315,274
Series 2003-6, Class M1	B2	1.679(a)	02/25/34	4,566	4,277,539
Series 2004-2, Class M1	Ba3	0.965(a)	07/25/34	3,451	3,173,962
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	Baa1	0.720(a)	03/25/35	1,750	1,638,380
HSBC Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.463(a)	01/20/34	63	61,842
Series 2005-2, Class A1	Aaa	0.443(a)	01/20/35	1,348	1,330,708

See Notes to Financial Statements.

22

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2006-1, Class A2	Aa1	0.353%(a)	01/20/36	1,557	$1,516,728
Series 2006-1, Class M1	Aa1	0.453(a)	01/20/36	639	612,637
Series 2007-2, Class A4	A1	0.473(a)	07/20/36	1,600	1,499,926
Series 2007-2, Class M1	Baa1	0.483(a)	07/20/36	2,500	2,248,978
Series 2007-3, Class A4	Aa2	1.673(a)	11/20/36	970	935,378
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	A3	0.920(a)	02/25/34	1,610	1,497,930
Series 2004-2, Class M1	B1	0.700(a)	06/25/34	697	654,393
Series 2004-4, Class 1A1	Aaa	0.730(a)	10/25/34	14	13,257
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	A3	0.900(a)	09/25/34	3,105	3,021,407
Series 2004-WMC1, Class M1	B1	0.950(a)	02/25/34	768	758,796
Series 2004-WMC3, Class M1	A3	0.995(a)	10/25/34	5,691	5,294,111
Series 2005-NC1, Class M1	Baa3	0.890(a)	12/25/34	2,208	2,040,192
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	Baa1	0.890(a)	07/25/34	551	516,839
Series 2004-OPT1, Class A1A	A+(c)	0.690(a)	06/25/35	1,652	1,549,786
Series 2004-OPT1, Class A2A	BBB+(c)	0.890(a)	06/25/35	429	395,362
Series 2004-WMC3, Class M2	B1	2.015(a)	01/25/35	1,254	1,177,873
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	Ba2	1.370(a)	05/25/33	1,820	1,703,466
Series 2003-NC5, Class M1	Ba3	1.445(a)	04/25/33	193	186,960
Series 2004-HE3, Class M1	BB-(c)	1.025(a)	03/25/34	1,087	1,003,094
Series 2004-HE4, Class M1	B3	1.070(a)	05/25/34	4,081	3,817,999
Series 2004-HE5, Class M1	Ba3	1.115(a)	06/25/34	528	491,819
Series 2004-HE8, Class A7	Aaa	1.230(a)	09/25/34	663	611,631
Series 2004-NC1, Class M1	Baa2	1.220(a)	12/27/33	1,521	1,462,023
Series 2004-NC6, Class M1	B1	1.070(a)	07/25/34	4,721	4,422,652
Series 2004-OP1, Class M1	A3	1.040(a)	11/25/34	1,650	1,456,463
Series 2004-WMC1, Class M1	Ba1	1.100(a)	06/25/34	1,073	997,824

See Notes to Financial Statements.

Prudential Total Return Bond Fund	23

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2004-WMC2, Class M1	Ba3	1.085%(a)	07/25/34	879	$833,505
Series 2005-NC1, Class A2C	Aaa	0.550(a)	01/25/35	2,930	2,755,328
Series 2005-NC2, Class M3	Baa2	0.620(a)	03/25/35	1,500	1,385,141
New Century Home Equity Loan Trust, Series 2003-4, Class M1	Baa3	1.295(a)	10/25/33	1,592	1,536,590
Series 2004-4, Class M1	Ba1	0.935(a)	02/25/35	1,326	1,179,658
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.070(a)	01/25/34	2,655	2,464,125
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	Baa1	1.115(a)	02/25/35	1,819	1,805,167
Residentail Asset Securities Corp., Series 2004-KS1, Class AI5	Baa3	5.221	02/25/34	400	423,528
Series 2005-EMX4, Class A3	A2	0.510(a)	11/25/35	361	360,160
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	B1	5.980	12/25/33	1,101	1,090,609
Series 2004-RS12, Class MII2	Aa3	1.370(a)	12/25/34	134	131,413
Saxon Asset Securities Trust, Series 2002-3, Class M1	B2	1.295(a)	12/25/32	57	51,922
Series 2005-3, Class M1	A3	0.630(a)	11/25/35	1,000	947,546
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	Baa2	1.295(a)	06/25/34	998	960,355
Series 2003-BC4, Class M1	Ba3	1.070(a)	11/25/34	820	753,047
Series 2004-BC3, Class M1	B1	1.100(a)	07/25/35	4,991	4,695,934
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	A+(c)	1.170(a)	10/25/33	1,446	1,357,539

See Notes to Financial Statements.

24

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	A3	1.070%(a)	08/25/33	629	$590,299
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AA+(c)	0.970(a)	02/25/34	19,665	18,400,835
Series 2004-6, Class A3	AA+(c)	0.970(a)	07/25/34	4,329	4,044,901
Series 2004-7, Class A8	AAA(c)	1.370(a)	08/25/34	1,110	999,011
Series 2004-BNC1, Class A4	A3	1.110(a)	09/25/34	1,932	1,837,404
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	NR	2.204(a)	07/25/32	4	3,967
Series 2002-1A, Class 4A	NR	2.516(a)	02/25/32	9	8,593
Series 2002-HF2, Class M3	CC(c)	3.170(a)	07/25/32	264	244,904
Series 2003-30, Class 2A1	A+(c)	5.075(a)	10/25/33	960	1,005,712
Series 2003-AM1, Class M1	Baa1	1.520(a)	04/25/33	833	804,320

					206,529,990

TOTAL ASSET-BACKED SECURITIES (cost $479,524,556)					495,538,936

BANK LOANS 3.4%

Airlines
United Airlines	Ba2	4.000	04/01/19	672	675,151

Automotive 0.1%
Chrysler Group LLC	Ba1	4.250	05/24/17	1,711	1,723,444
Schaeffler AG (Germany)	Ba2	4.250	01/27/17	500	502,620

					2,226,064

Cable 0.2%
Cequel Communication LLC	Ba2	3.500	02/14/19	1,972	1,971,482
Charter Communications Operating LLC	Baa3	3.000	12/31/20	1,383	1,383,687

See Notes to Financial Statements.

Prudential Total Return Bond Fund	25

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
BANK LOANS (Continued)

Cable (cont’d.)
CSC Holdings LLC	Baa3	2.668%	04/17/20			1,072	$1,062,126
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500	06/08/20			2,000	1,998,056

							6,415,351

Capital Goods 0.3%
ADS Waste Holdings, Inc.	B1	4.250	10/09/19			1,496	1,504,024
Allflex Holdings III, Inc. (France) (original cost $2,500,000; purchased 06/07/13)	B1	4.250	07/17/20	(b)(d)		2,500	2,507,813
Gardner Denver, Inc. (original cost $3,414,055; purchased 7/24/13)	B1	4.750	07/30/20	(b)(d)	EUR	2,600	3,548,918

							7,560,755

Chemicals 0.3%
Ceramtec GmbH (Germany)	Ba3	4.500	08/30/20		EUR	1,840	2,515,797
Ceramtec GmbH (Germany)	B2	4.750	08/30/20		EUR	560	765,217
Macdermid, Inc.	B1	4.000	06/08/20			2,494	2,498,114
OXEA Finance & Cy SCA (Luxembourg)	B1	4.500	01/15/20		EUR	2,667	3,625,659

							9,404,787

Consumer 0.1%
Spectrum Brands, Inc.	Ba3	3.000	09/04/17			2,500	2,499,553

Electric 0.2%
Calpine Construction Finance Co. LP	Ba3	3.000	05/04/20			1,047	1,032,974
Calpine Corp.	B1	4.000	04/01/18			1,334	1,340,817
Calpine Corp.	B1	4.000	10/09/19			980	984,747
NRG Energy, Inc.	Baa3	2.750	07/01/18			1,493	1,489,787

							4,848,325

See Notes to Financial Statements.

26

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS (Continued)

Foods 0.2%
Birds Eye Iglo Group Ltd.	B1	5.129%	01/31/18	EUR	2,475	$3,399,448
Del Monte Foods Co.	B1	4.000	03/08/18		2,707	2,708,017
Dunkin Brands, Inc.	B2	3.750	02/14/20		992	994,367

						7,101,832

Gaming 0.1%
CCM Merger, Inc.	B2	5.000	03/01/17		2,705	2,723,366

Healthcare & Pharmaceutical 0.4%
Alere, Inc.	Ba3	3.168	06/30/16		769	768,526
Apria Healthcare Group, Inc.	B2	6.750	04/06/20		249	251,865
Catalent Pharma Solutions, Inc.	Ba3	3.668	09/15/16		1,984	1,985,906
CHS/Community Health Systems, Inc.	Ba2	2.737	10/25/16		1,987	1,988,696
Grifols, Inc., US Tranche Term Loan A	Ba1	3.498	06/01/16		1,592	1,592,831
RPI Finance Trust (Luxembourg)	Baa2	3.500	05/09/18		1,935	1,940,420
RPI Finance Trust (Luxembourg)	Baa2	4.000	11/09/18		2,104	2,110,757
Valeant Pharmaceuticals International, Inc. (Canada)	Ba1	2.420	04/20/16		1,549	1,559,852

						12,198,853

Lodging 0.1%
Hilton Worldwide Finance LLC	Ba3	4.000	10/26/20		1,500	1,508,250

Media & Entertainment 0.2%
Entravision Communications Corp.	B2	3.500	05/29/20		1,000	981,875
ProSiebenSat 1 Media AG (Germany)	Ba2	2.974	07/03/18	EUR	3,385	4,602,913

						5,584,788

Metals 0.1%
FMG Resources (August 2006) Pty. Ltd.	Ba1	5.250	10/18/17		1,485	1,487,363

See Notes to Financial Statements.

Prudential Total Return Bond Fund	27

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
BANK LOANS (Continued)

Non-Captive Finance 0.1%
RBS WorldPay, Inc. (United Kingdom)	Ba3	5.750%	11/29/19		GBP	2,300	$3,714,740

Retailers 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	B1	3.977	07/09/17		GBP	3,400	5,410,714
B&M Retail Ltd. (United Kingdom)	B1	6.011	03/06/20		GBP	1,500	2,408,124

							7,818,838

Technology 0.5%
CDW Corp.	Ba3	3.500	04/29/20			2,736	2,717,252
First Data Corp	B1	4.170	09/24/18			2,100	2,102,625
First Data Corp.	B1	4.170	03/26/18			790	791,114
First Data Corp., Term Loan	B1	4.180	03/24/17			60	60,072
Freescale Semiconductor, Inc.	B1	5.000	02/28/20			3,975	4,005,767
Interactive Data Corp.	Ba3	3.750	02/12/18			2,594	2,591,823
NXP BV (Netherlands)	Ba3	4.750	01/11/20			993	1,003,045

							13,271,698

Telecommunications
Fibertech Networks LLC	B2	4.500	12/18/19			167	167,595

Transportation 0.2%
RAC PLC (original cost $4,809,002; purchased 10/24/12)	B2	5.141	10/29/19	(b)(d)	GBP	3,000	4,858,339

TOTAL BANK LOANS (cost $92,438,669)							94,065,648

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.0%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	Aaa	5.317	09/10/47			974	978,741
Series 2006-6, Class A2	Aaa	5.309	10/10/45			3,049	3,065,626
Series 2006-6, Class A3	Aaa	5.369	10/10/45			2,600	2,669,017
Series 2006-6, Class A4	Aaa	5.356	10/10/45			1,110	1,206,728
Series 2007-1, Class A3	Aaa	5.449	01/15/49			1,408	1,410,031

See Notes to Financial Statements.

28

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1, Class A4	Aaa	5.451%	01/15/49	2,260	$2,487,318
Series 2007-2, Class A1A	A+(c)	5.572(a)	04/10/49	7,604	8,327,409
Series 2007-4, Class A3	AAA(c)	5.811(a)	02/10/51	1,655	1,697,924
Series 2007-4, Class ASB	AAA(c)	5.706(a)	02/10/51	539	551,848
Series 2007-5, Class A3	AAA(c)	5.620	02/10/51	2,458	2,487,064
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2	Aaa	4.735	09/11/42	162	162,165
Series 2007-T28, Class A3	AAA(c)	5.793	09/11/42	1,085	1,101,703
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	Aaa	5.705(a)	12/10/49	1,387	1,412,249
Series 2008-C7, Class A4	Aaa	6.132(a)	12/10/49	4,000	4,576,344
Series 2013-GC11, Class A3	Aaa	2.815	04/10/46	7,000	6,666,751
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293	12/11/49	2,300	2,346,186
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(c)	5.223	08/15/48	2,010	2,179,242
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540	12/10/45	3,000	2,815,479
Series 2013-CR9, Class A3	AAA(c)	4.022	07/10/45	11,800	12,265,923
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859(a)	08/10/42	2,600	2,704,876
Series 2006-C7, Class A4	AAA(c)	5.754(a)	06/10/46	2,000	2,189,874
Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	1,425	1,458,771
Series 2013-CR10, Class A3	Aaa	3.923	08/10/46	6,900	7,135,897
Series 2013-CR7, Class A3	Aaa	2.929	03/10/46	9,800	9,408,186
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(c)	5.390(a)	02/15/39	1,030	1,105,305
Series 2006-C5, Class A3	Aaa	5.311	12/15/39	2,758	3,008,297
Series 2007-C4, Class A3	Aaa	5.761(a)	09/15/39	9,625	9,747,931
Series 2007-C5, Class A3	AAA(c)	5.694(a)	09/15/40	2,790	2,837,321
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832	04/15/37	4,290	4,465,886

See Notes to Financial Statements.

Prudential Total Return Bond Fund	29

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	NR	2.229%(a)	12/25/19	47,973	$4,207,724
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	NR	1.041(a)	01/25/20	3,684	193,024
Series K007, Class X1, IO	NR	1.219(a)	04/25/20	8,206	483,133
Series K009, Class X1, IO	NR	1.496(a)	08/25/20	4,103	296,896
Series K010, Class A2	NR	4.333	10/25/20	2,500	2,745,980
Series K012, Class A2	NR	4.186(a)	12/25/20	1,488	1,619,852
Series K014, Class X1, IO	NR	1.261(a)	04/25/21	13,233	993,881
Series K015, Class X1, IO	NR	1.668(a)	07/25/21	1,515	154,090
Series K020, Class X1, IO	NR	1.474(a)	05/25/22	50,030	4,817,978
Series K021, Class X1, IO	NR	1.512(a)	06/25/22	30,157	3,025,255
Series K501, Class X1A, IO	Aaa	1.752(a)	08/25/16	17,627	603,704
Series K702, Class X1, IO	NR	1.545(a)	02/25/18	10,479	601,617
Series K703, Class X1, IO	NR	2.085(a)	05/25/18	9,447	772,356
Series K710, Class X1, IO	NR	1.783(a)	05/25/19	32,322	2,688,469
Series K711, Class X1, IO	NR	1.710(a)	07/25/19	48,526	3,935,301
Series KAIV, Class X1, IO	NR	1.382(a)	06/25/21	2,134	162,550
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417	12/10/49	2,096	2,096,763
Series 2007-C1, Class AAB	Aaa	5.477	12/10/49	1,408	1,469,732
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(c)	5.238(a)	11/10/45	770	813,299
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	AAA(c)	5.587(a)	04/10/38	367	376,301
Series 2007-GG10, Class A2	Aaa	5.778(a)	08/10/45	426	430,207
Series 2013-GC12, Class A3	AAA(c)	2.860	06/10/46	11,400	10,858,853
Series 2013-GC13, Class A4	Aaa	3.871(a)	07/10/46	10,700	10,896,987
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	Aaa	1.677	12/15/47	112	111,523
Series 2012-LC9, Class A4	Aaa	2.611	12/15/47	4,000	3,761,688
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	Aa1	4.951(a)	01/12/37	550	560,947
Series 2005-CB13, Class A4	Aaa	5.243(a)	01/12/43	2,080	2,221,226

See Notes to Financial Statements.

30

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-LDP3, Class A4B	Aaa	4.996%(a)	08/15/42	500	$531,628
Series 2005-LDP4, Class AM	Aa2	4.999(a)	10/15/42	750	798,187
Series 2005-LDP5, Class A3	Aaa	5.229(a)	12/15/44	4,214	4,290,248
Series 2007-LD11, Class A2	Aaa	5.798(a)	06/15/49	1,301	1,329,261
Series 2007-LD12, Class A2	Aaa	5.827	02/15/51	14	14,063
Series 2007-LD12, Class A3	Aaa	5.925(a)	02/15/51	4,957	5,082,138
Series 2012-CBX, Class A3	Aaa	3.139	06/15/45	6,300	6,415,164
Series 2013-C10, Class A4	AAA(c)	2.875	12/15/47	11,000	10,527,000
Series 2013-C13, Class A3	Aaa	3.525	01/15/46	3,000	3,100,359
Series 2013-LC11, Class A4	Aaa	2.694	04/15/46	11,400	10,702,400
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(c)	5.263(a)	11/15/40	3,870	4,173,791
Series 2006-C3, Class A4	Aaa	5.661(a)	03/15/39	35	37,987
Series 2006-C7, Class A2	AAA(c)	5.300	11/15/38	375	394,865
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class ASB	Aaa	5.022(a)	07/12/38	502	513,335
Series 2006-C1, Class AM	AA(c)	5.679(a)	05/12/39	3,380	3,656,048
Series 2007-C1, Class A3	AAA(c)	5.852(a)	06/12/50	2,045	2,094,755
Series 2007-C1, Class ASB	AAA(c)	5.852(a)	06/12/50	1,066	1,128,562
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(c)	5.519(a)	02/12/39	940	1,023,232
Series 2006-4, Class A2	Aaa	5.112(a)	12/12/49	296	296,898
Series 2006-4, Class A3	Aaa	5.172(a)	12/12/49	2,900	3,154,226
Series 2007-9, Class A2	AAA(c)	5.590	09/12/49	427	427,292
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	Aa2	5.896(a)	06/12/46	60	65,869
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	Aaa	3.960	08/15/46	10,400	10,779,142
Series 2013-C7, Class A3	Aaa	2.655	02/15/46	10,000	9,435,330
Series 2013-C8, Class A3	AAA(c)	2.863	12/15/48	3,400	3,263,119
Series 2013-C9, Class A3	Aaa	2.834	05/15/46	5,900	5,608,499
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162(a)	10/12/52	708	757,440
Series 2007-HQ11, Class A31	Aaa	5.439	02/12/44	1,487	1,506,180

See Notes to Financial Statements.

Prudential Total Return Bond Fund	31

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-HQ11, Class A4	Aaa	5.447%(a)	02/12/44	3,800	$4,179,719
Series 2007-HQ12, Class A2	BBB(c)	5.579(a)	04/12/49	3,928	3,992,046
Series 2007-IQ14, Class AAB	Aaa	5.654(a)	04/15/49	3,663	3,803,960
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058	05/10/63	1,000	1,019,195
Series 2012-C4, Class A3	AAA(c)	2.533	12/10/45	4,150	4,071,158
Series 2012-C4, Class A4	AAA(c)	2.792	12/10/45	5,200	4,945,803
Series 2013-C5, Class A3	Aaa	2.920	03/10/46	9,100	8,735,008
Series 2013-C5, Class XB, I/O 144A	Aa3	0.447(a)	03/10/46	96,528	3,575,590
Series 2013-C6, Class A3	Aaa	2.971	04/10/46	9,500	9,142,021
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179(a)	07/15/42	4,200	4,486,831
Series 2006-C23, Class A4	Aaa	5.418(a)	01/15/45	2,438	2,611,108
Series 2006-C25, Class A5	Aaa	5.724(a)	05/15/43	5,000	5,514,765
Series 2006-C26, Class APB	Aaa	5.997	06/15/45	2,276	2,413,842
Series 2006-C27, Class A3	Aaa	5.765(a)	07/15/45	17,213	18,575,047
Series 2006-C28, Class A2	Aaa	5.500	10/15/48	40	40,388
Series 2006-C28, Class A4	Aaa	5.572	10/15/48	2,500	2,747,785
Series 2007-C32, Class APB	Aaa	5.733(a)	06/15/49	2,846	2,959,659
Series 2007-C33, Class A3	Aaa	5.925(a)	02/15/51	2,529	2,570,654
Series 2007-C33, Class A4	Aaa	5.925(a)	02/15/51	5,680	6,301,466
Series 2007-C34, Class A2	Aaa	5.569	05/15/46	768	766,885
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	Aaa	3.986	07/15/46	6,900	7,133,242

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (cost $363,254,964)					354,062,618

CORPORATE BONDS 46.3%

Aerospace & Defense 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250	04/01/22	3,000	3,082,500

See Notes to Financial Statements.

32

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19		800	$944,226

						4,026,726

Airlines 0.4%
Continental Airlines Pass-Through Trust, Pass-Through Certificates	Baa2	6.703	06/15/21	(b)	5	5,161
Continental Airlines Pass-Through Trust, Series 2001-1, Class B, Pass-Through Certificates	Ba1	7.373	12/15/15		170	182,038
Series 2007-2, Class A, Pass-Through Certificates	Baa2	5.983	04/19/22		430	466,531
Series 2010-1, Class A, Pass-Through Certificates	Baa2	4.750	01/12/21	(e)	401	421,515
Series 2012-1, Class A, Pass-Through Certificates	Baa2	4.150	04/11/24	(e)	2,877	2,855,822
Series 2012-2, Class A, Pass-Through Certificates	Baa2	4.000	10/29/24	(e)	975	945,750
Delta Air Lines, Inc. Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	Baa1	6.821	08/10/22		1,907	2,121,810
Series 2010-2, Class A, Pass-Through Certificates	Baa1	4.950	05/23/19	(e)	1,166	1,250,823
Series 2011-1, Class A, Pass-Through Certificates	Baa1	5.300	04/15/19		824	885,572
Series 2012-1, Class A, Pass-Through Certificates	Baa1	4.750	05/07/20	(e)	1,688	1,792,981

						10,928,003

Automotive 1.4%
Chrysler Group LLC, Sec’d. Notes	B1	8.000	06/15/19	(e)	2,462	2,726,665
Dana Holding Corp., Sr. Unsec’d. Notes	B2	5.375	09/15/21	(e)	1,425	1,457,063

See Notes to Financial Statements.

Prudential Total Return Bond Fund	33

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	(e)	1,850	$1,721,281
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375	01/16/18		5,290	5,320,285
Sr. Unsec’d. Notes	Baa3	2.750	05/15/15		2,295	2,355,838
Sr. Unsec’d. Notes	Baa3	3.000	06/12/17		2,588	2,693,911
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16		2,550	2,721,643
Sr. Unsec’d. Notes	Baa3	4.250	02/03/17	(e)	8,770	9,469,662
Sr. Unsec’d. Notes	Baa3	5.000	05/15/18		600	664,892
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875	10/02/23		3,725	3,771,563
Sr. Unsec’d. Notes, 144A	Ba1	6.250	10/02/43		3,250	3,380,000
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700	03/15/17		650	671,982
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750	12/15/14		250	263,209

						37,217,994

Banking 11.0%
American Express Co., Sr. Unsec’d. Notes	A3	2.650	12/02/22		8,090	7,599,358
Sr. Unsec’d. Notes	A3	7.000	03/19/18		1,635	1,978,546
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.250	04/01/23		2,532	2,411,730
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750	09/22/15		650	671,891
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875	09/27/22	(e)	3,220	3,107,306
Bank of America Corp., Jr. Sub. Notes	B1	8.000(a)	12/31/49	(e)	1,500	1,661,250
Jr. Sub. Notes	B1	8.125(a)	12/31/49		5,000	5,587,500
Sr. Unsec’d. Notes	Baa2	4.500	04/01/15		1,845	1,936,029
Sr. Unsec’d. Notes	Baa2	5.700	01/24/22		13,710	15,738,463
Sr. Unsec’d. Notes	Baa2	5.875	01/05/21		3,620	4,199,573
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17		1,265	1,452,228

See Notes to Financial Statements.

34

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	Baa2	7.625%	06/01/19		2,435	$3,035,629
Sr. Unsec’d. Notes, MTN	Baa2	5.000	05/13/21		4,210	4,632,246
Sr. Unsec’d. Notes, MTN	Baa2	5.650	05/01/18	(e)	2,000	2,281,358
Series 1, Sr. Unsec’d. Notes	Baa2	3.750	07/12/16		735	782,048
Bank of America NA, Sub. Notes	Baa1	5.300	03/15/17		250	277,622
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750	05/22/19	(e)	1,555	1,879,992
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250	02/01/18		600	723,559
Capital One Bank USA NA, Sub. Notes	Baa1	3.375	02/15/23	(e)	6,180	5,890,529
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	3.500	06/15/23		1,650	1,588,059
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17		1,750	1,925,056
Sub. Notes	Baa2	6.150	09/01/16		150	168,242
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375	03/01/23	(e)	2,050	1,986,255
Sr. Unsec’d. Notes	Baa2	4.500	01/14/22	(e)	9,695	10,349,025
Sr. Unsec’d. Notes	Baa2	6.125	11/21/17		750	870,536
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	(e)	4,350	5,065,427
Sr. Unsec’d. Notes	Baa2	8.125	07/15/39		2,400	3,372,905
Sr. Unsec’d. Notes	Baa2	8.500	05/22/19		3,385	4,379,780
Sub. Notes	Baa3	6.675	09/13/43		1,100	1,229,600
Sub. Notes	Baa3	4.050	07/30/22		3,275	3,240,796
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000	02/21/18		3,575	3,535,528
Sub. Notes	Ba1	7.000	04/15/20		6,980	8,240,106
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	A3	5.000	09/26/20		3,975	4,034,625
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450	02/28/18		7,900	7,759,388
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625	01/22/23		810	790,208
Sr. Unsec’d. Notes	A3	5.750	01/24/22		16,755	18,999,835

See Notes to Financial Statements.

Prudential Total Return Bond Fund	35

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	A3	5.950%	01/18/18		190	$218,108
Sr. Unsec’d. Notes	A3	6.000	06/15/20		4,520	5,232,614
Sr. Unsec’d. Notes	A3	6.150	04/01/18	(e)	575	666,422
Sr. Unsec’d. Notes	A3	6.250	09/01/17		840	971,685
Sr. Unsec’d. Notes	A3	6.250	02/01/41		4,020	4,652,724
Sub. Notes	Baa1	6.750	10/01/37		185	202,079
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875	01/14/22		450	493,605
Sr. Unsec’d. Notes	Aa3	5.100	04/05/21		230	256,180
Sub. Notes	A3	6.500	05/02/36		6,016	7,093,815
Sub. Notes	A3	6.500	09/15/37		1,255	1,486,826
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000	12/15/20	(e)	120	143,039
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	Ba3	7.250(a)	12/31/49		900	832,500
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	Baa2	3.125	01/15/16	(e)	3,200	3,263,270
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900(a)	12/31/49	(e)	2,135	2,353,838
Sr. Unsec’d. Notes	A2	3.150	07/05/16		3,355	3,523,787
Sr. Unsec’d. Notes	A2	3.200	01/25/23	(e)	1,600	1,536,302
Sr. Unsec’d. Notes	A2	3.250	09/23/22		8,770	8,471,153
Sr. Unsec’d. Notes(f)	A2	4.250	10/15/20		5,300	5,653,075
Sr. Unsec’d. Notes	A2	4.350	08/15/21		2,240	2,375,881
Sr. Unsec’d. Notes	A2	4.400	07/22/20		2,400	2,591,741
Sr. Unsec’d. Notes	A2	4.500	01/24/22		3,350	3,569,264
Sr. Unsec’d. Notes	A2	5.600	07/15/41		830	911,287
Sub. Notes(f)	A3	3.375	05/01/23	(e)	2,775	2,600,797
Sub. Notes	A3	5.625	08/16/43		1,900	1,955,313
KeyBank NA, Sr. Unsec’d. Notes	A3	1.650	02/01/18		3,350	3,317,234
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100	03/24/21	(e)	560	621,187
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes	B2	7.378(a)	12/31/49		700	706,917

See Notes to Financial Statements.

36

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	A2	4.200%	03/28/17	(e)	1,975	$2,137,904
Bank Gtd. Notes	A2	6.375	01/21/21		2,250	2,667,902
Bank Gtd. Notes, MTN, 144A	A2	5.800	01/13/20		6,330	7,276,474
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850	03/21/18	(e)	2,700	2,665,084
Morgan Stanley, Notes, MTN	Baa1	5.450	01/09/17		1,635	1,821,642
Sr. Unsec’d. Notes	Baa1	3.750	02/25/23	(e)	2,575	2,542,354
Sr. Unsec’d. Notes	Baa1	5.750	01/25/21	(e)	2,920	3,343,263
Sr. Unsec’d. Notes	Baa1	6.375	07/24/42		2,360	2,792,300
Sr. Unsec’d. Notes, MTN	Baa1	4.100	01/26/15		4,660	4,826,842
Sr. Unsec’d. Notes, MTN	Baa1	5.500	07/28/21	(e)	10,000	11,254,880
Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19		2,530	2,886,983
Sr. Unsec’d. Notes, MTN	Baa1	6.250	08/28/17		4,640	5,344,343
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650	12/06/22		3,225	3,117,343
PNC Bank NA, Sub. Notes	A3	2.950	01/30/23		6,800	6,351,404
PNC Financial Services Group, Inc., Sr. Unsec’d. Notes	A3	2.854	11/09/22		1,600	1,501,370
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125	01/11/21	(e)	3,025	3,462,639
Sr. Unsec’d. Notes	Baa1	2.550	09/18/15		1,225	1,254,621
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000	09/24/15		1,625	1,673,303
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16		270	289,681
State Street Corp., Jr. Sub. Debs	A3	4.956	03/15/18		1,375	1,523,775
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	3.000	01/18/23	(e)	5,125	4,876,735
SunTrust Bank, Sr. Unsec’d. Notes	A3	2.750	05/01/23		3,675	3,371,835

See Notes to Financial Statements.

Prudential Total Return Bond Fund	37

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16			1,890	$1,977,471
Sub. Notes, MTN	A2	2.950	07/15/22			1,750	1,662,738
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	3.500	03/08/22	(e)		5,970	6,059,186
Sr. Unsec’d. Notes, MTN(f)	A2	4.600	04/01/21			1,335	1,470,900
Sub. Notes	A3	4.125	08/15/23			3,845	3,845,323

							301,081,166

Brokerage 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500	01/20/43			1,425	1,416,574
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	NR	6.750	05/02/18			745	162,038
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000	09/13/16			2,330	2,347,030

							3,925,642

Building Materials & Construction 0.6%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, REGS	B+(c)	9.500	06/15/18	(e)		1,000	1,137,500
Sr. Sec’d. Notes, 144A	B+(c)	6.500	12/10/19	(e)		2,000	2,030,000
Faenza GmbH (Germany), Gtd. Notes, 144A	Caa1	8.250	08/15/21		EUR	500	721,307
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850	02/01/23			1,348	1,302,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125	06/26/22	(e)		3,625	3,625,000
Gtd. Notes, 144A	Baa3	7.125	06/26/42			2,820	2,763,600
Owens Corning, Inc., Gtd. Notes	Ba1	4.200	12/15/22			1,625	1,613,604
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150	05/15/15			1,885	1,979,250

							15,173,011

See Notes to Financial Statements.

38

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24	(e)		2,000	$1,895,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $562,500; purchased 11/08/12)	B2	11.500	11/20/14	(b)(d)		500	538,750
Sr. Sec’d. Notes, 144A (original cost $4,482,606; purchased 09/13/12 - 08/27/13)	B2	11.500	11/20/14	(b)(d)		4,069	4,384,348
Comcast Corp., Gtd. Notes	A3	4.250	01/15/33	(e)		3,555	3,412,089
Gtd. Notes	A3	6.450	03/15/37	(e)		2,380	2,894,894
Gtd. Notes	A3	6.950	08/15/37			1,720	2,210,014
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750	11/15/21	(e)		1,650	1,798,500
Sr. Unsec’d. Notes	Ba3	7.625	07/15/18	(e)		715	824,038
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19			970	1,147,025
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16			875	916,496
Gtd. Notes	Baa2	3.550	03/15/15			175	181,072
Gtd. Notes	Baa2	5.150	03/15/42			2,700	2,423,833
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	B1	8.875	12/01/18		EUR	1,800	2,633,365
NBCUniversal Media LLC, Gtd. Notes	A3	5.950	04/01/41			1,455	1,675,207
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500	01/27/20			4,400	4,752,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500	09/01/41			1,754	1,439,566
Gtd. Notes	Baa2	5.875	11/15/40			515	441,455
Gtd. Notes	Baa2	6.550	05/01/37			870	814,158
Gtd. Notes	Baa2	6.750	07/01/18			1,565	1,764,400
Gtd. Notes	Baa2	8.250	02/14/14			255	260,154

See Notes to Financial Statements.

Prudential Total Return Bond Fund	39

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%	07/15/33			1,040	$1,138,791
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.125	01/21/23		EUR	4,200	5,593,708
Sr. Sec’d. Notes, MTN, 144A	Ba3	5.500	09/15/22		EUR	3,425	4,720,065
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	6.625	07/01/20			2,550	2,722,125
Videotron Ltd (Canada), Gtd. Notes	Ba2	9.125	04/15/18			1,847	1,941,659
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	6.000	04/15/21		GBP	3,000	4,966,569

							57,489,281

Capital Goods 1.6%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	B1	6.500	07/15/22			3,425	3,673,313
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	4.875	11/15/17	(e)		4,700	4,893,875
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)	Baa1	2.750	03/15/17	(b)(d)		1,280	1,321,972
Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)	Baa1	6.200	11/01/16	(b)(d)		270	305,547
Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)	Baa1	6.700	06/01/34	(b)(d)		810	929,209
Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11, 05/14/13)	Baa1	7.000	10/15/37	(b)(d)		4,090	4,921,922

See Notes to Financial Statements.

40

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42			1,550	$1,431,391
Hertz Corp. (The), Gtd. Notes	B2	6.750	04/15/19	(e)		1,850	1,995,688
Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS	B1	8.500	07/31/15		EUR	3,350	4,741,789
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)	Baa3	2.500	07/11/14	(b)(d)		700	707,104
Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)	Baa3	2.500	03/15/16	(b)(d)		3,975	4,062,533
Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)	Baa3	2.875	07/17/18	(b)(d)		950	955,558
Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)	Baa3	3.125	05/11/15	(b)(d)		900	924,764
Pentair Finance SA, Gtd. Notes	Baa2	1.875	09/15/17			1,075	1,067,606
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200	01/15/98			1,500	1,335,353
United Rentals North America, Inc., Gtd. Notes	B2	7.625	04/15/22	(e)		4,000	4,480,000
Gtd. Notes	B2	9.250	12/15/19			1,800	2,022,750
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500	06/01/42			2,250	2,219,202
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875	10/01/21			1,505	1,609,942

							43,599,518

Chemicals 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.900	06/01/43	(e)		2,050	1,929,237
Sr. Unsec’d. Notes	Baa2	6.125	01/15/41	(e)		1,730	1,900,665

See Notes to Financial Statements.

Prudential Total Return Bond Fund	41

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	(e)	3,565	$3,371,289
Gtd. Notes	Baa2	6.875	05/01/18		240	284,312
Gtd. Notes	Baa2	7.125	05/01/20		195	232,306
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000	11/15/22		3,675	3,453,864
Sr. Unsec’d. Notes	Baa2	4.250	11/15/20		2,500	2,668,350
Sr. Unsec’d. Notes	Baa2	5.250	11/15/41		2,235	2,265,593
Sr. Unsec’d. Notes	Baa2	9.400	05/15/39	(e)	410	607,823
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	5.000	04/15/19		3,575	4,001,941
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	Ba1	4.875	09/19/22		600	594,000
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	Baa3	4.204	02/13/18		1,330	1,333,325
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	Ba1	3.914	01/31/18		2,425	2,370,438
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500	06/01/25		850	1,010,718

						26,023,861

Consumer 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625	05/15/21		2,325	2,197,125
QVC, Inc., Sr. Sec’d. Notes	Ba2	5.125	07/02/22		1,700	1,723,822
Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19		2,700	2,915,482

						6,836,429

Electric 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000	10/15/17		6,800	8,007,000
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	2.950	12/15/22		2,100	1,964,598
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500	02/15/21		1,650	1,782,000

See Notes to Financial Statements.

42

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	Baa1	4.875%	01/15/24		2,450	$2,483,688
Commonwealth Edison Co., First Mortgage Bonds	A3	6.450	01/15/38		690	855,707
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	(e)	6,000	6,490,590
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	A3	4.800	11/01/43		250	251,331
Duke Energy Carolinas LLC, First Mortgage Bonds	Aa3	4.250	12/15/41	(e)	1,000	957,805
First Ref. Mortgage	Aa3	4.000	09/30/42	(e)	1,025	947,812
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000	05/15/35		750	800,283
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375	01/15/14		1,000	1,011,170
Entergy Arkansas, Inc., First Mortgage	A3	3.050	06/01/23		1,200	1,147,567
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	(e)	2,475	2,659,160
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	(e)	125	132,445
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.200	10/01/17	(e)	750	860,426
Sr. Unsec’d. Notes	Baa2	6.250	10/01/39		800	840,577
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375	11/15/31	(e)	2,310	2,435,322
Georgia Power Co., Sr. Unsec’d. Notes	A3	4.750	09/01/40		1,050	1,028,675
Iberdrola International BV (Spain), Gtd. Notes	Baa1	6.750	09/15/33		15	15,993
Nevada Power Co., General Ref. Mortgage	A3	5.375	09/15/40		500	549,842
NRG Energy, Inc., Gtd. Notes	B1	6.625	03/15/23	(e)	5,250	5,427,188
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.800	09/01/18		545	654,632

See Notes to Financial Statements.

Prudential Total Return Bond Fund	43

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%	04/15/42		1,800	$1,672,128
PacifiCorp, First Mortgage Bonds	A2	4.100	02/01/42	(e)	790	731,832
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150	04/01/22		4,000	3,909,200
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800	01/01/43	(e)	1,950	1,745,123
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434	11/15/41	(e)	2,550	2,485,141
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.150	09/15/41		725	728,566
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650	05/15/18		725	829,940

						53,405,741

Energy—Integrated 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561	11/01/21	(e)	1,615	1,651,995
Gtd. Notes	A2	4.500	10/01/20		435	477,027
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750	11/15/39		2,950	3,575,834
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	Baa2	7.250	11/05/19		1,375	1,604,213
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	Ba2	7.250	12/12/21	(e)	4,000	4,400,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, RegS	Baa2	5.400	02/14/22		1,500	1,533,674
Gtd. Notes, 144A	Baa2	5.400	02/14/22		4,528	4,629,649
Rosneft Finance SA (Russia), Gtd. Notes, 144A	Baa2	6.625	03/20/17		1,100	1,212,750
Sasol Financing International PLC (South Africa), Gtd. Notes	Baa1	4.500	11/14/22		5,900	5,634,500

						24,719,642

See Notes to Financial Statements.

44

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other 2.0%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(c)	10.250%	04/08/19		900	$1,030,500
Sr. Sec’d. Notes, RegS	B+(c)	11.500	02/01/16		1,400	1,597,750
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375	09/15/17		7,890	9,223,623
Sr. Unsec’d. Notes	Baa3	6.450	09/15/36	(e)	2,150	2,530,479
Sr. Unsec’d. Notes	Baa3	6.950	06/15/19		175	213,366
Sr. Unsec’d. Notes	Baa3	7.950	06/15/39		1,600	2,211,264
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950	06/01/41		2,775	3,123,682
Halliburton Co., Sr. Unsec’d. Notes	A2	4.500	11/15/41		485	473,942
Sr. Unsec’d. Notes	A2	4.750	08/01/43		795	801,708
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950	07/01/24		1,060	1,278,504
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625	09/15/21		4,450	4,502,928
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150	12/15/21	(e)	7,450	7,830,390
Sr. Unsec’d. Notes	Baa2	6.000	03/01/41		1,622	1,863,107
Phillips 66, Gtd. Notes	Baa1	2.950	05/01/17		795	827,399
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650	03/15/17		1,300	1,506,044
Sr. Unsec’d. Notes	Baa3	6.875	05/01/18		700	834,492
Sr. Unsec’d. Notes	Baa3	7.500	01/15/20		4,750	5,891,173
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625	11/15/20		1,000	1,065,000
Transocean, Inc., Gtd. Notes	Baa3	2.500	10/15/17		1,775	1,791,584
Weatherford International Ltd., Gtd. Notes	Baa2	5.125	09/15/20		525	558,704
Gtd. Notes	Baa2	5.950	04/15/42		5,020	4,988,284

						54,143,923

See Notes to Financial Statements.

Prudential Total Return Bond Fund	45

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	8.000%	11/15/39		1,880	$2,773,720
Gtd. Notes	A3	8.200	01/15/39		450	676,968
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750	03/15/20		3,200	3,352,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950	05/22/23		925	832,500
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	4.750	10/01/18		1,275	1,323,960
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18		6,355	7,022,275
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	5.000	10/01/23		1,935	1,989,225
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,385,675; purchased 12/07/11 - 12/08/11)	Ba3	7.250	06/01/21	(b)(d)(e)	2,580	2,650,950
Sr. Unsec’d. Notes, 144A (original cost $492,845; purchased 01/25/12)	Ba3	8.250	02/01/20	(b)(d)(e)	500	536,250
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125	08/23/18		495	584,734
Sr. Unsec’d. Notes	Baa2	6.500	02/09/40		1,910	2,286,182
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	B1	12.250	02/10/22		2,270	2,542,400
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.125	02/01/18		930	1,079,751
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	Baa3	5.625	04/14/18	(e)	1,850	2,016,500
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15		3,220	3,232,107

See Notes to Financial Statements.

46

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16		5,005	$5,618,808

						38,518,330

Gaming 0.2%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500	10/15/15	(e)	1,548	1,623,465
MGM Resorts International, Gtd. Notes	B3	6.625	12/15/21		1,875	2,003,906
Pinnacle Entertainment, Inc., Gtd. Notes	B2	7.500	04/15/21	(e)	1,030	1,130,425

						4,757,796

Healthcare & Pharmaceutical 1.8%
Actavis PLC, Sr. Unsec’d. Notes	Baa3	4.625	10/01/42		1,200	1,106,384
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150	11/15/41		3,005	3,028,715
Sr. Unsec’d. Notes	Baa1	5.375	05/15/43		2,985	3,101,081
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	4.000	09/18/42		1,375	1,230,456
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000	11/15/19		1,627	1,763,261
Sr. Sec’d. Notes	Ba2	5.125	08/15/18	(e)	2,600	2,704,000
HCA, Inc., Gtd. Notes	B3	8.000	10/01/18		4,925	5,786,875
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750	08/23/22		325	318,930
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400	03/01/15		2,700	2,811,974
LifePoint Hospitals, Inc., Gtd. Notes	Ba1	6.625	10/01/20		2,055	2,178,300
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	Aa3	4.125	07/01/52		675	567,686

See Notes to Financial Statements.

Prudential Total Return Bond Fund	47

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Merck & Co, Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43		5,525	$5,179,544
Mylan, Inc., Gtd. Notes, 144A	Baa3	2.600	06/24/18		2,800	2,819,365
Gtd. Notes, 144A	Baa3	6.000	11/15/18	(e)	1,450	1,560,056
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300	06/15/43		2,275	2,173,526
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	A1	7.000	03/01/39		1,500	2,022,269
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	A3	2.950	12/18/22		525	486,893
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	A3	3.650	11/10/21		3,110	3,094,316
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	B1	6.750	08/15/18		3,300	3,613,500
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700	02/01/43		4,505	4,254,418

						49,801,549

Healthcare Insurance 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125	11/15/42	(e)	1,775	1,584,219
Sr. Unsec’d. Notes	Baa2	4.500	05/15/42		1,150	1,090,484
Sr. Unsec’d. Notes	Baa2	6.750	12/15/37		1,825	2,279,509
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375	03/15/17		965	1,083,018
Sr. Unsec’d. Notes	Baa2	5.375	02/15/42		2,225	2,378,574
Sr. Unsec’d. Notes	Baa2	5.875	03/15/41		905	1,037,688
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	5.450	06/15/21		500	561,675
Sr. Unsec’d. Notes	Baa2	5.950	03/15/17		1,775	2,017,834
Sr. Unsec’d. Notes	Baa2	6.125	01/15/15		2,100	2,234,016
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950	10/15/42		625	546,218

See Notes to Financial Statements.

48

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
Sr. Unsec’d. Notes	A3	4.375%	03/15/42		3,380	$3,190,375
Sr. Unsec’d. Notes	A3	4.625	11/15/41		1,725	1,679,702
Sr. Unsec’d. Notes	A3	5.700	10/15/40		185	208,918
Sr. Unsec’d. Notes	A3	5.800	03/15/36		130	146,615
Sr. Unsec’d. Notes	A3	5.950	02/15/41		490	571,330
Sr. Unsec’d. Notes	A3	6.625	11/15/37		475	592,591
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625	05/15/42		660	616,301
Sr. Unsec’d. Notes	Baa2	4.650	01/15/43		3,025	2,833,941

						24,653,008

Insurance 3.2%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	5.500	11/15/20		240	263,507
Gtd. Notes	Baa1	7.500	08/01/16		890	1,032,837
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500	06/15/43		450	446,610
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875	06/01/22		280	306,485
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15		200	215,458
Sr. Unsec’d. Notes, MTN	Baa1	5.450	05/18/17		3,330	3,751,774
Sr. Unsec’d. Notes, MTN	Baa1	5.850	01/16/18		4,560	5,263,070
Sr. Unsec’d. Notes(f)	Baa1	6.400	12/15/20		9,785	11,739,045
Sr. Unsec’d. Notes	Baa1	8.250	08/15/18		850	1,075,303
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500	02/11/43	(e)	4,290	4,136,697
Chubb Corp. (The), Jr. Sub. Notes	A3	6.375(a)	03/29/67		650	708,500
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	Baa2	7.000	07/15/34		525	582,284
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.300	04/15/43		480	441,209
Sr. Unsec’d. Notes	Baa3	5.125	04/15/22		1,200	1,342,099
Sr. Unsec’d. Notes	Baa3	6.100	10/01/41		1,660	1,973,620

See Notes to Financial Statements.

Prudential Total Return Bond Fund	49

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22		1,325	$1,400,835
Gtd. Notes, 144A	Baa2	5.000	06/01/21		350	377,563
Gtd. Notes, 144A	Baa2	6.500	05/01/42		2,575	2,876,746
Sr. Unsec’d. Notes, 144A	Baa2	6.500	03/15/35		1,190	1,319,790
Lincoln National Corp., Jr. Sub. Notes	Baa3	6.050(a)	04/20/67		940	932,950
Sr. Unsec’d. Notes	Baa1	4.200	03/15/22	(e)	865	901,309
Sr. Unsec’d. Notes	Baa1	6.300	10/09/37		600	711,288
Sr. Unsec’d. Notes	Baa1	7.000	06/15/40		4,750	6,125,510
Sr. Unsec’d. Notes	Baa1	8.750	07/01/19		800	1,043,860
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900	07/01/22		2,750	2,937,050
Sr. Unsec’d. Notes	Baa2	5.000	03/30/43		300	286,813
Sr. Unsec’d. Notes	Baa2	7.125	09/30/19		6,680	8,091,437
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375	12/01/41	(e)	1,645	1,751,353
Sub. Notes, 144A	A1	8.875	06/01/39		550	806,574
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	Baa2	7.875	12/15/37		759	874,748
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.125	08/13/42		2,700	2,457,794
Sr. Unsec’d. Notes	A3	7.717	02/15/19		2,750	3,475,153
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000(a)	10/18/42		1,525	1,547,875
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063	03/30/40		190	222,015
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375	04/30/20		360	409,669
Principal Financial Group, Inc., Gtd. Notes	A3	4.350	05/15/43		3,100	2,896,606
Gtd. Notes	A3	4.625	09/15/42		275	266,830
Progressive Corp. (The), Jr. Sub. Notes	A2	6.700(a)	06/15/37		365	394,200

See Notes to Financial Statements.

50

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp., Gtd. Notes, 144A	A1	4.250%	12/06/42	5,235	$4,653,690
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850	12/16/39	830	1,045,878
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625	09/15/20	225	250,975
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625	03/15/22	2,675	2,793,997
Sr. Unsec’d. Notes	Baa2	5.375	09/15/20	2,235	2,465,136
Willis Group Holdings PLC, Gtd. Notes	Baa3	4.125	03/15/16	630	664,656
XL Group PLC (Ireland), Jr. Sub. Notes	Ba1	6.500(a)	12/31/49	260	255,060
Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	25	25,924

					87,541,782

Lodging 1.0%
Carnival Corp., Gtd. Notes	Baa1	1.200	02/05/16	3,025	3,010,550
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	5,055	5,135,814
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	4,840	5,904,955
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500	03/01/18	1,375	1,375,483
Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	5,370	5,505,206
Sr. Unsec’d. Notes	Baa3	4.250	03/01/22	5,015	4,999,679
Sr. Unsec’d. Notes	Baa3	5.625	03/01/21	980	1,067,613

					26,999,300

Media & Entertainment 1.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	5,716	6,530,530
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100	02/15/18	90	103,535

See Notes to Financial Statements.

Prudential Total Return Bond Fund	51

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
CBS Corp., Gtd. Notes	Baa2	1.950%	07/01/17		1,950	$1,967,815
Gtd. Notes	Baa2	5.900	10/15/40	(e)	1,660	1,746,362
Gtd. Notes	Baa2	8.875	05/15/19		2,128	2,732,767
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500	11/15/22		803	835,120
Gtd. Notes	B1	6.500	11/15/22		2,172	2,280,600
Historic TW, Inc., Gtd. Notes	Baa2	6.625	05/15/29		678	781,929
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14		3,000	3,105,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250	02/01/30		5,000	5,325,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	Baa3	6.000	07/18/20		2,025	2,156,625
News America, Inc., Gtd. Notes	Baa1	6.150	03/01/37		2,325	2,592,175
Gtd. Notes	Baa1	6.150	02/15/41	(e)	2,445	2,759,535
Gtd. Notes	Baa1	6.900	08/15/39		160	193,014
Gtd. Notes	Baa1	7.625	11/30/28		550	689,896
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600	08/15/16		1,800	2,092,500
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18		3,600	3,942,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950	01/15/28		520	633,872
Time Warner, Inc., Gtd. Notes	Baa2	4.900	06/15/42	(e)	775	749,922
Gtd. Notes	Baa2	6.200	03/15/40	(e)	2,600	2,899,780
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375	09/15/14		315	325,010
Sr. Unsec’d. Notes	Baa2	4.500	02/27/42	(e)	1,851	1,618,798
Sr. Unsec’d. Notes	Baa2	5.850	09/01/43	(e)	1,150	1,220,981

						47,282,766

See Notes to Financial Statements.

52

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals 1.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250%	08/05/15	(e)	3,100	$3,200,750
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	(e)	3,300	3,580,500
Berau Capital Resources, Sr. Sec’d. Notes, RegS	B1	12.500	07/08/15		3,760	3,966,800
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000	04/01/17	(e)	2,500	2,612,500
Newmont Mining Corp., Gtd. Notes	Baa1	6.250	10/01/39		445	404,018
Peabody Energy Corp., Gtd. Notes	Ba2	6.000	11/15/18	(e)	3,625	3,824,375
Raspadskaya OJSC via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	B2	7.750	04/27/17		580	599,575
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750	04/16/40		1,400	1,380,200
Sr. Unsec’d. Notes	Baa2	7.500	07/27/35		2,055	2,188,536
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	6.250	07/15/41		615	608,838
Vedanta Resources PLC (India), Sr. Notes, 144A	Ba3	6.000	01/31/19		2,800	2,702,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050	10/23/15		3,975	4,006,478
Gtd. Notes, 144A	Baa2	2.700	10/25/17		4,200	4,219,971
Gtd. Notes, 144A	Baa2	2.850	11/10/14		1,375	1,395,654

						34,690,195

Non-Captive Finance 1.7%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	Baa2	3.750	11/16/22	(e)	2,050	1,839,875
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000	05/15/17		2,500	2,687,500
Sr. Unsec’d. Notes	Ba3	5.000	08/15/22		3,650	3,695,625

See Notes to Financial Statements.

Prudential Total Return Bond Fund	53

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19			11,000	$11,907,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875	01/14/38	(e)		5,314	5,997,258
Sr. Unsec’d. Notes, MTN	A1	6.875	01/10/39			4,160	5,258,340
Sub. Notes	A2	5.300	02/11/21	(e)		545	606,941
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	Baa2	5.911(a)	11/30/35			900	928,692
HSBC Finance Corp., Sub. Notes	Baa2	6.676	01/15/21			145	168,516
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14			1,275	1,327,594
Sr. Unsec’d. Notes	Ba3	5.750	05/15/16			575	614,531
Sr. Unsec’d. Notes	Ba3	6.250	05/15/19	(e)		700	763,000
Nelnet, Inc., Jr. Sub. Notes	Ba2	3.623(a)	09/29/36			1,750	1,303,750
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A	Aa1	0.968(a)	07/03/33	(b)		330	274,372
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	Baa3	5.875	09/25/22	(e)		2,826	2,755,448
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875	09/10/15			1,750	1,811,250
Sr. Unsec’d. Notes, MTN	Ba1	5.000	04/15/15	(e)		1,800	1,885,500
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14			1,450	1,508,000
Sr. Unsec’d. Notes, MTN	Ba1	6.000	01/25/17			650	706,875
Sr. Unsec’d. Notes, MTN	Ba1	6.250	01/25/16			630	685,913

							46,726,480

Packaging 0.1%
Ball Corp., Gtd. Notes	Ba1	6.750	09/15/20	(e)		1,200	1,305,000
Greif Luxembourg Finance, Notes, MTN, 144A	Ba2	7.375	07/15/21		EUR	730	1,137,853

See Notes to Financial Statements.

54

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,225	$1,387,313

						3,830,166

Paper 0.8%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)	Baa2	7.375	12/01/25	(b)(d)	3,697	4,705,087
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000	11/15/41		2,290	2,504,452
Sr. Unsec’d. Notes	Baa3	7.300	11/15/39		1,075	1,341,741
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18		4,230	5,240,281
Sr. Unsec’d. Notes	Baa3	9.375	05/15/19		2,225	2,947,751
MeadWestvaco Corp., Sr. Unsec’d. Notes	Baa3	7.375	09/01/19	(e)	1,650	1,984,902
Rock-Tenn Co., Gtd. Notes	Ba1	4.000	03/01/23		975	953,906
Gtd. Notes	Ba1	4.450	03/01/19		1,140	1,221,236
Gtd. Notes	Ba1	4.900	03/01/22		1,700	1,794,576

						22,693,932

Pipelines & Other 1.5%
AGL Capital Corp., Gtd. Notes	Baa1	4.400	06/01/43		2,700	2,495,664
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	Ba2	7.000	05/20/22		2,480	2,678,400
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850	01/15/41		1,130	1,319,310
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.500	04/01/20		2,009	2,334,165
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650	06/01/21		510	534,063
Sr. Unsec’d. Notes	Baa3	5.150	02/01/43		2,200	2,062,311

See Notes to Financial Statements.

Prudential Total Return Bond Fund	55

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	08/15/42	(e)	2,900	$2,771,524
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000	08/15/42		5,000	4,732,690
Sr. Unsec’d. Notes	Baa2	5.000	03/01/43	(e)	2,275	2,146,023
Sr. Unsec’d. Notes	Baa2	7.300	08/15/33		1,170	1,392,353
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.200	12/01/42		1,600	1,401,261
Sr. Unsec’d. Notes	Baa2	4.250	02/01/21		5,500	5,799,937
Nisource Finance Corp., Gtd. Notes	Baa3	4.800	02/15/44		1,725	1,577,067
Gtd. Notes	Baa3	5.450	09/15/20		355	397,037
ONEOK Partners LP, Gtd. Notes	Baa2	2.000	10/01/17		1,250	1,246,679
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300	04/01/17		2,060	2,111,669
Sr. Unsec’d. Notes	Baa1	6.500	06/01/16		750	850,047
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950	01/15/43		1,950	1,785,282
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	Baa1	4.450	08/01/42		1,500	1,371,347
Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	4.000	07/01/22		700	694,881
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000	11/15/21		1,475	1,475,658

						41,177,368

Railroads 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375	09/01/42	(e)	3,425	3,140,725
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100	03/15/44	(e)	892	775,225

See Notes to Financial Statements.

56

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads (cont’d.)
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	Baa1	9.750%	06/15/20		3,700	$5,095,388
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	6.250	05/01/34		1,800	2,141,604

						11,152,942

Real Estate Investment Trusts 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750	02/15/19	(e)	4,000	4,315,000
Digital Realty Trust LP, Gtd. Notes	Baa2	4.500	07/15/15	(e)	4,700	4,928,575
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14		1,100	1,121,537
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500	12/15/17		1,225	1,219,244
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15		1,830	1,982,276
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800	01/30/17	(e)	245	255,429
Sr. Unsec’d. Notes	A2	3.375	03/15/22		350	350,033
Sr. Unsec’d. Notes	A2	4.200	02/01/15		260	269,196
Sr. Unsec’d. Notes	A2	6.750	05/15/14		340	345,753
Sr. Unsec’d. Notes	A2	10.350	04/01/19		600	824,035
Sr. Unsec’d. Notes, 144A	A2	1.500	02/01/18		6,250	6,148,350
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia), Gtd. Notes, 144A	A2	5.750	09/02/15		1,450	1,574,304

						23,333,732

Retailers 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	6.250	06/01/27		1,572	1,891,264
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	Ba3	5.500	10/15/20		2,150	2,180,188

See Notes to Financial Statements.

Prudential Total Return Bond Fund	57

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43			2,525	$2,356,729
L Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22			6,325	6,514,750
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	4.650	04/15/42			1,250	1,242,889
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875	01/15/22			475	474,374
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	Ba3	4.476(a)	08/01/19		EUR	3,275	4,524,463
Target Corp., Sr. Unsec’d. Notes	A2	7.000	01/15/38			536	697,535
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625	04/15/41	(e)		525	598,882

							20,481,074

Technology 1.3%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14			950	988,059
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15			275	284,260
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500	03/01/21	(e)		3,050	2,653,500
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535	10/12/17			1,686	1,753,440
CommScope, Inc., Gtd. Notes, 144A (original cost $3,783,125; purchased 09/29/11 - 05/15/12)	B2	8.250	01/15/19	(b)(d)		3,700	4,060,750
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	7.875	07/15/20			3,300	3,635,009
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15			150	155,864
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	3.300	12/09/16			1,930	2,014,584
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18			1,800	1,991,250

See Notes to Financial Statements.

58

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22	(e)	2,900	$2,813,000
Sr. Unsec’d. Notes	Ba1	5.625	12/15/20	(e)	4,700	4,935,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750	06/01/18		2,775	2,781,938
Seagate HDD Cayman, Gtd. Notes	Ba1	6.875	05/01/20		1,050	1,152,375
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800	10/01/16		330	373,725
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.625	11/15/20	(e)	1,150	1,252,063
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18		2,500	2,775,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	2.950	03/15/17	(e)	1,100	1,133,031
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15		1,050	1,093,792
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14		540	561,299

						36,407,939

Telecommunications 2.9%
AT&T, Inc., Sr. Unsec’d. Notes(f)	A3	4.300	12/15/42		910	759,664
Sr. Unsec’d. Notes(f)	A3	5.350	09/01/40		3,700	3,603,992
Sr. Unsec’d. Notes	A3	6.550	02/15/39		3,250	3,637,790
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	Baa3	5.125	03/11/23		3,025	2,835,938
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	8.500	11/15/18		470	604,740
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	7.600	09/15/39		1,710	1,590,300
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	Caa1	8.250	09/30/20		2,450	2,584,750
Sr. Unsec’d. Notes, 144A	Caa1	10.500	04/15/18		1,535	1,657,800

See Notes to Financial Statements.

Prudential Total Return Bond Fund	59

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20		EUR	2,150	$3,449,003
Sr. Sec’d. Notes, 144A	B3	11.625	01/31/20			1,400	1,634,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11 - 05/11/11)	Baa3	7.082	06/01/16	(b)(d)		2,890	3,241,187
Sr. Unsec’d. Notes (original cost $2,040,482; purchased 08/17/12)	Baa3	7.995	06/01/36	(b)(d)		1,890	1,925,386
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	Ba1	7.375	07/29/20			3,500	3,766,875
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500	10/01/14			1,610	1,701,281
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500	04/15/20	(e)		2,500	2,475,000
Sprint Capital Corp., Gtd. Notes	B1	6.900	05/01/19	(e)		5,000	5,387,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	7.000	08/15/20	(e)		3,450	3,700,125
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.400	09/15/33			5,825	6,593,195
Sr. Unsec’d. Notes	Baa1	6.550	09/15/43			15,100	17,519,186
Sr. Unsec’d. Notes	Baa1	4.750	11/01/41			635	584,667
Sr. Unsec’d. Notes	Baa1	6.000	04/01/41			930	1,001,427
Sr. Unsec’d. Notes	Baa1	6.400	02/15/38			600	674,755
Sr. Unsec’d. Notes	Baa1	7.350	04/01/39	(e)		1,730	2,152,345
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	Ba3	7.748	02/02/21	(e)		1,250	1,368,750
Sr. Unsec’d. Notes, 144A	Ba3	9.125	04/30/18	(b)		200	233,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, RegS	B3	11.750	07/15/17		EUR	1,400	2,026,884
Sec’d. Notes, 144A	B3	11.750	07/15/17			770	818,125
Sec’d. Notes, 144A	B3	11.750	07/15/17		EUR	1,900	2,750,771

							80,279,436

See Notes to Financial Statements.

60

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	4.000%	01/31/24		6,925	$6,950,976
Gtd. Notes	Baa1	9.950	11/10/38		3,375	5,270,525
Gtd. Notes	Baa1	10.200	02/06/39		940	1,497,726
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050	02/11/18		5,625	5,557,500
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17	(e)	2,075	2,096,018
Gtd. Notes	Baa2	3.500	08/04/16	(e)	340	358,736
Gtd. Notes	Baa2	3.750	05/20/23	(e)	1,525	1,432,146
Gtd. Notes	Baa2	8.125	06/23/19	(e)	305	376,343
Reynolds American, Inc., Gtd. Notes	Baa2	6.750	06/15/17		2,375	2,754,273

						26,294,243

TOTAL CORPORATE BONDS (cost $1,250,371,522)						1,265,192,975

COVERED BOND
Depfa ACS Bank (Ireland), Covered Bonds, 144A (cost $665,323)	A3	5.125	03/16/37		675	567,000

FOREIGN AGENCIES 3.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	Aa3	3.000	05/09/23		1,800	1,639,575
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	Baa3	6.850	07/02/37		2,000	2,090,000
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	7.625	07/23/19		925	1,114,625
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375	11/04/16		625	653,125
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	4.950	05/23/16	(e)	1,600	1,696,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund	61

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22			4,227	$4,639,133
Sr. Unsec’d. Notes, 144A	Baa1	8.625	04/28/34			1,800	2,223,000
Sr. Unsec’d. Notes, 144A	Baa1	9.250	04/23/19			1,000	1,247,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	5.750	04/30/43			2,725	2,472,665
Sr. Unsec’d. Notes, 144A	Baa3	9.125	07/02/18			3,565	4,362,669
Sr. Unsec’d. Notes, 144A	Baa3	11.750	01/23/15	(e)		2,650	2,961,375
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500	08/22/17			2,000	2,114,324
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625	11/16/21			1,550	1,671,895
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750	07/13/21			1,000	1,070,121
Sr. Unsec’d. Notes, 144A	A1	3.000	09/19/22			1,620	1,518,071
Sr. Unsec’d. Notes, 144A	A1	4.750	07/13/21			2,125	2,274,007
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	Baa3	7.250	06/28/17			4,945	5,575,488
Gtd. Notes, RegS	Baa3	7.750	10/17/16			5,945	6,658,400
Petrobras International Finance Co. (Brazil), Gtd. Notes	Baa1	5.375	01/27/21	(e)		2,675	2,719,868
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	NR	4.900	10/28/14			7,245	6,810,300
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	3.500	01/30/23			2,675	2,481,063
Gtd. Notes	Baa1	4.875	01/24/22	(e)		1,925	2,002,000
Gtd. Notes	Baa1	5.500	01/21/21			4,300	4,687,000
Gtd. Notes	Baa1	5.500	06/27/44			6,545	6,119,575
Gtd. Notes	Baa1	8.000	05/03/19			2,055	2,511,210
Gtd. Notes, MTN	Baa1	8.250	06/02/22		GBP	500	997,964
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Baa3	7.390	12/02/24			3,100	3,898,250

See Notes to Financial Statements.

62

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN AGENCIES (Continued)
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa3	4.500%	11/30/15	EUR	3,816	$5,358,130
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa2	6.875	05/29/18		2,075	2,286,235

TOTAL FOREIGN AGENCIES (cost $87,870,338)						85,853,568

MUNICIPAL BONDS 2.1%

California 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	Aa3	6.263	04/01/49		3,755	4,629,051
Revenue Bonds, BABs	A1	6.907	10/01/50		525	650,990
California Institute of Technology, Sr. Unsec’d. Notes	Aa1	4.700	11/01/11		1,130	1,009,238
Los Angeles Department of Water & Power, BABs, Revenue Bonds	Aa3	5.716	07/01/39		2,280	2,507,088
State of California, BABs, Revenue Bonds	A1	7.600	11/01/40		920	1,260,299
GO Unlimited, BABs	A1	7.300	10/01/39		835	1,094,568
GO, BABs	A1	7.625	03/01/40		275	372,490
GO, BABs	A1	7.550	04/01/39		1,600	2,166,160
University of California, BABs, Revenue Bonds	Aa1	5.770	05/15/43		500	572,670

						14,262,554

Colorado 0.2%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	Aa2	5.844	11/01/50		3,815	4,434,709

Illinois 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	A2	6.395	01/01/40		3,170	3,623,564
State of Illinois, GO	A3	4.421	01/01/15		1,910	1,978,321

						5,601,885

See Notes to Financial Statements.

Prudential Total Return Bond Fund	63

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series 2010	A3	7.102%	01/01/41	725	$932,662
Series F	A3	7.414	01/01/40	2,250	2,992,680
Rutgers State University, BABs, Revenue Bonds	Aa3	5.665	05/01/40	1,350	1,488,821

					5,414,163

New York 0.5%
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	Aa2	5.000	06/15/47	9,250	9,605,293
Taxable, Revenue Bonds	Aa2	5.882	06/15/44	3,300	3,881,493
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458	10/01/62	1,600	1,412,448

					14,899,234

Ohio 0.3%
Ohio State Turnpiike Commission, BABs, Revenue Bonds, Series A-1	A1	5.000	02/15/48	3,900	3,926,988
Ohio State University, BABs, Revenue Bonds	Aa1	4.910	06/01/40	295	305,874
Taxable, Revenue Bonds, Series A	Aa1	4.800	06/01/11	2,810	2,485,614
Ohio State Water Development Authority, BABs, Revenue Bonds	Aaa	4.879	12/01/34	375	380,884

					7,099,360

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	Aa2	5.834	11/15/34	235	274,520

See Notes to Financial Statements.

64

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS (Continued)

Pennsylvania 0.2%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	A1	6.105%	12/01/39			400	$449,692
BABs, Revenue Bonds, Series B	A1	5.511	12/01/45			1,155	1,220,061
Revenue Bonds, Series C	A1	5.000	12/01/43			2,500	2,557,575

							4,227,328

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	Aa2	6.731	07/01/43			550	614,301

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	Aa1	4.427	02/01/42			980	946,386
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	Aaa	5.028	04/01/26			200	222,656

							1,169,042

TOTAL MUNICIPAL BONDS (cost $59,884,971)							57,997,096

SOVEREIGN BONDS 6.8%
Hellenic Republic Government Bond (Greece), Bonds	B-(c)	2.000	02/24/23		EUR	5,720	5,302,170
Sr. Unsec’d. Notes, Series 9BR	C	5.800	07/14/15		JPY	350,000	3,239,093
Sr. Unsec’d. Notes, Series 9RG	C	5.800	07/14/15		JPY	128,900	1,192,912
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125	02/19/18			3,622	3,658,220
Sr. Unsec’d. Notes	Ba1	5.375	02/21/23	(e)		3,300	3,286,965
Sr. Unsec’d. Notes, RegS	Ba1	6.000	01/11/19		EUR	1,795	2,632,387

See Notes to Financial Statements.

Prudential Total Return Bond Fund	65

Portfolio of Investments

as of October 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Ireland Government Bond (Ireland), Bonds	Ba1	4.400%	06/18/19	EUR	12,600	$18,589,581
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	Baa2	6.500	11/01/27	EUR	7,610	12,507,116
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	NR	2.500	03/02/15	CHF	1,500	1,676,971
Sr. Unsec’d. Notes	Baa2	3.450	03/24/17	JPY	285,000	2,984,735
Sr. Unsec’d. Notes	Baa2	4.500	06/08/15	JPY	335,000	3,545,590
Series E, Sr. Unsec’d. Notes, MTN	Baa2	5.750	07/25/16	EUR	1,280	1,901,250
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875	12/01/24		1,000	1,426,673
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	Baa2	1.643(h)	05/31/18		2,421	2,243,513
Pass-Through Certificates, 144A	Baa2	4.841(h)	05/31/18		264	244,318
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.000	11/21/18		3,000	2,996,250
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	Ba3	4.450	06/15/18	EUR	3,000	3,947,873
Sr. Unsec’d. Notes, RegS	Ba3	4.750	06/14/19	EUR	11,445	14,878,453
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750	01/20/42		2,400	2,616,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	7.125	01/20/37		2,200	2,640,000
Sr. Unsec’d. Notes	Baa2	8.250	01/20/34		1,280	1,708,800
Unsec’d. Notes	Baa2	11.000	06/26/17	EUR	4,450	7,925,303
Republic of Columbia (Colombia), Sr. Unsec’d. Notes	Baa3	7.375	09/18/37		2,245	2,896,050
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.625	04/15/43		1,000	848,750

See Notes to Financial Statements.

66

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21			4,000	$4,150,000
Sr. Unsec’d. Notes, RegS	Baa3	11.625	03/04/19			2,000	2,735,000
Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.625	04/15/43	(e)		1,490	1,264,638
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	7.125	03/30/19			325	395,850
Republic of Phillipines (Philippines), Sr. Unsec’d. Notes	Baa3	6.250	03/15/16		EUR	3,426	5,104,275
Republic of Portugal (Portugal), Sr. Unsec’d. Notes, RegS, MTN	Ba3	3.500	03/25/15			6,100	6,082,249
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.875	04/02/19		EUR	2,200	3,303,988
Sr. Unsec’d. Notes	Baa3	8.000	02/14/34			1,860	2,300,076
South Africa Government International (South Africa), Unsec’d. Notes, MTN	Baa1	4.500	04/05/16		EUR	2,900	4,188,701
Spain Government Bond (Spain), Bonds, RegS	Baa3	4.250	10/31/16		EUR	8,780	12,689,997
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, RegS	Baa3	4.000	03/06/18			4,500	4,631,400
Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000	03/06/18			4,000	4,116,800
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	2.750	04/22/23		EUR	9,700	12,725,727
Sr. Unsec’d. Notes, MTN	Baa1	4.250	07/14/17		EUR	7,070	10,374,472
Sr. Unsec’d. Notes, MTN	Baa1	4.750	03/08/44	(e)		3,040	2,850,000
Sr. Unsec’d. Notes, MTN	Baa1	6.750	02/06/24		GBP	500	978,081
Sr. Unsec’d. Notes, MTN	Baa1	11.000	05/08/17		EUR	750,000	673,173
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875	01/19/16		EUR	490	730,167
Sr. Unsec’d. Notes	Baa3	7.000	06/28/19		EUR	500	814,653

TOTAL SOVEREIGN BONDS (cost $177,906,696)							184,998,220

See Notes to Financial Statements.

Prudential Total Return Bond Fund	67

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.4%
Federal Home Loan Mortgage Corp.	2.533%(a)	07/01/30	3	$2,844
Federal Home Loan Mortgage Corp.	4.000	TBA	9,000	9,441,563
Federal Home Loan Mortgage Corp.	4.500	09/01/39 - 10/01/39	3,816	4,071,599
Federal Home Loan Mortgage Corp.	5.000	01/01/39 - 07/01/40	900	971,097
Federal Home Loan Mortgage Corp.	5.500	10/01/33 - 07/01/34	885	974,616
Federal Home Loan Mortgage Corp.	6.000	10/01/32 - 12/01/36	604	666,531
Federal Home Loan Mortgage Corp.	6.500	07/01/32 - 11/01/33	238	266,392
Federal Home Loan Mortgage Corp.	7.000	09/01/32	104	117,626
Federal Home Loan Mortgage Corp.	8.500	08/01/24 - 11/01/24	20	23,934
Federal National Mortgage Assoc.	1.553(a)	09/01/40	33	34,769
Federal National Mortgage Assoc.	2.340(a)	09/01/31	13	14,183
Federal National Mortgage Assoc.	3.133(a)	05/01/36	32	33,268
Federal National Mortgage Assoc.	3.500	TBA	2,000	2,106,406
Federal National Mortgage Assoc.	4.000	TBA	5,000	5,267,188
Federal National Mortgage Assoc.	4.500	TBA	7,000	7,493,282
Federal National Mortgage Assoc.	4.500	08/01/33	16	16,976
Federal National Mortgage Assoc.	4.509(a)	01/01/28	13	14,426
Federal National Mortgage Assoc.	5.000	10/01/17 - 03/01/34	3,221	3,495,566
Federal National Mortgage Assoc.	5.500	03/01/16 - 03/01/35	6,262	6,843,753
Federal National Mortgage Assoc.	6.000	12/01/16 - 06/01/37	2,088	2,299,674
Federal National Mortgage Assoc.	6.500	12/01/17 - 11/01/33	977	1,086,003
Federal National Mortgage Assoc.	7.000	03/01/32 - 06/01/32	74	84,744
Government National Mortgage Assoc.	1.625(a)	11/20/29	9	9,190
Government National Mortgage Assoc.	1.750(a)	05/20/30	48	50,105
Government National Mortgage Assoc.	4.500	TBA	5,500	5,958,047
Government National Mortgage Assoc.	4.500	02/20/41	9,850	10,684,325
Government National Mortgage Assoc.	5.000	08/20/39	3,423	3,763,665
Government National Mortgage Assoc.	5.500	08/15/33	22	23,856
Government National Mortgage Assoc.	6.000	01/15/33 - 12/15/33	150	165,700
Government National Mortgage Assoc.	6.500	09/15/32 - 07/15/38	712	801,652
Government National Mortgage Assoc.	8.000	08/20/31	1	1,048

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	8.500%	06/15/30		1	$865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $65,873,558)					66,784,893

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds	2.875	05/15/43		1,415	1,214,026
U.S. Treasury Notes(f)(i)	1.625	08/15/22		15,890	14,926,669
U.S. Treasury Notes	2.375	02/28/15		15,000	15,429,495
U.S. Treasury Notes	2.500	08/15/23		4,515	4,498,069
U.S. Treasury Strip Coupon(f)	2.749(h)	02/15/25		3,700	2,638,925
U.S. Treasury Strip Coupon(f)(i)	3.043(h)	11/15/27	(e)	18,600	11,654,332
U.S. Treasury Strip Coupon(f)	3.126(h)	02/15/27		1,730	1,122,635

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,613,432)					51,484,151

				Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875%(a) (cost $550,000)				22,000	605,000

TOTAL LONG-TERM INVESTMENTS (cost $2,630,954,029)					2,657,150,105

SHORT-TERM INVESTMENTS 9.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,733,976) (Note 3)(j)(k)				2,902,678	27,023,932
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $219,248,837; includes $193,685,669 of cash collateral for securities on loan) (Note 3)(j)(k)				219,248,837	219,248,837

TOTAL SHORT-TERM INVESTMENTS (cost $247,982,813)					246,272,769

See Notes to Financial Statements.

Prudential Total Return Bond Fund	69

Portfolio of Investments

as of October 31, 2013 continued

Description	Value (Note 1)
TOTAL INVESTMENTS 106.1% (cost $2,878,936,842; Note 5)	$2,903,422,874
Liabilities in excess of other assets(l) (6.1)%	(167,813,306)

NET ASSETS 100.0%	$2,735,609,568

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BPS—Basis Points

BUBOR—Budapest Interbank Offered Rate

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

IO—Interest Only

JIBOR—Jakarta Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduit

TBA—To Be Announced

WIBOR—Warsaw Interbank Offered Rate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Republic Koruna

See Notes to Financial Statements.

70

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peru Soles

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

†	The ratings reflected are as of October 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	Indicates a restricted security; the aggregate cost of restricted securities is $46,906,409. The aggregate value, $47,086,387, is approximately 1.7% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,001,332; cash collateral of $193,685,669 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	71

Portfolio of Investments

as of October 31, 2013 continued

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
4,871	5 Year U.S. Treasury Notes	Dec. 2013	$582,436,349	$592,739,813	$10,303,464
721	10 Year U.S. Treasury Notes	Dec. 2013	91,285,670	91,826,109	540,439
86	Long U.K. Gilt	Dec. 2013	15,076,327	15,342,024	265,697
95	U.S. Long Bond	Dec. 2013	12,834,992	12,807,188	(27,804)

					11,081,796

	Short Positions:
177	Euro-Bobl	Dec. 2013	29,616,089	30,110,019	(493,930)
107	Euro-Bond	Dec. 2013	20,087,994	20,629,727	(541,733)
62	U.S. Ultra Bond	Dec. 2013	8,955,174	8,933,813	21,361

					(1,014,302)

					$10,067,494

Forward foreign currency exchange contracts outstanding at October 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 01/23/14	Citigroup Global Markets	AUD	25,016	$23,933,763	$23,509,799	$(423,964)
Expiring 01/23/14	JPMorgan Chase	AUD	2,892	2,730,200	2,718,206	(11,994)
Brazilian Real,
Expiring 01/17/14	Citigroup Global Markets	BRL	6,959	3,120,500	3,049,650	(70,850)
Expiring 01/22/14	Citigroup Global Markets	BRL	13,455	6,006,473	5,888,869	(117,604)
Canadian Dollar,
Expiring 01/22/14	Barclays Capital Group	CAD	15,714	15,016,200	15,038,476	22,276
Expiring 01/22/14	Citigroup Global Markets	CAD	11,187	10,850,015	10,705,974	(144,041)
Expiring 01/22/14	Citigroup Global Markets	CAD	1,127	1,077,147	1,078,939	1,792
Expiring 01/22/14	Deutsche Bank	CAD	11,187	10,846,616	10,705,973	(140,643)
Expiring 01/22/14	JPMorgan Chase	CAD	4,276	4,095,300	4,092,377	(2,923)
Chilean Peso,
Expiring 12/11/13	Citigroup Global Markets	CLP	5,477,047	10,623,902	10,628,220	4,318

See Notes to Financial Statements.

72

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 12/11/13	Citigroup Global Markets	CLP	1,567,777	$3,086,600	$3,042,274	$(44,326)
Chinese Yuan,
Expiring 01/15/14	Citigroup Global Markets	CNY	96,037	15,672,410	15,711,728	39,318
Expiring 01/15/14	Citigroup Global Markets	CNY	57,440	9,426,800	9,397,319	(29,481)
Expiring 01/15/14	Hong Kong & Shanghai Bank	CNY	50,361	8,219,331	8,239,077	19,746
Expiring 01/15/14	JPMorgan Chase	CNY	53,273	8,693,682	8,715,563	21,881
Expiring 01/15/14	UBS AG	CNY	60,527	9,875,077	9,902,355	27,278
Colombian Peso,
Expiring 11/06/13	Citigroup Global Markets	COP	5,907,773	3,108,700	3,120,196	11,496
Expiring 01/22/14	Citigroup Global Markets	COP	5,907,773	3,118,217	3,100,305	(17,912)
Expiring 01/22/14	Citigroup Global Markets	COP	3,944,827	2,069,689	2,070,182	493
Czech Republic Koruna,
Expiring 01/24/14	Barclays Capital Group	CZK	87,783	4,713,400	4,621,974	(91,426)
Expiring 01/24/14	Deutsche Bank	CZK	116,724	6,248,200	6,145,778	(102,422)
Euro,
Expiring 01/27/14	Barclays Capital Group	EUR	3,511	4,805,888	4,767,707	(38,181)
Expiring 01/27/14	Citigroup Global Markets	EUR	12,995	17,908,792	17,646,477	(262,315)
Expiring 01/27/14	Citigroup Global Markets	EUR	9,245	12,738,174	12,554,510	(183,664)
Expiring 01/27/14	Citigroup Global Markets	EUR	670	911,154	910,324	(830)
Expiring 01/27/14	Goldman Sachs & Co.	EUR	3,398	4,686,100	4,613,979	(72,121)
Hong Kong Dollar,
Expiring 01/23/14	Citigroup Global Markets	HKD	258,042	33,290,230	33,289,676	(554)
Hungarian Forint,
Expiring 01/24/14	Citigroup Global Markets	HUF	1,014,861	4,702,000	4,635,824	(66,176)
Expiring 01/24/14	Citigroup Global Markets	HUF	350,821	1,597,913	1,602,528	4,615
Expiring 01/24/14	Citigroup Global Markets	HUF	350,821	1,598,350	1,602,528	4,178
Expiring 01/24/14	Deutsche Bank	HUF	2,031,459	9,389,256	9,279,585	(109,671)
Expiring 01/24/14	Hong Kong & Shanghai Bank	HUF	2,031,459	9,455,245	9,279,585	(175,660)
Indian Rupee,
Expiring 11/05/13	Citigroup Global Markets	INR	201,964	3,426,900	3,282,539	(144,361)
Expiring 11/05/13	Citigroup Global Markets	INR	19,669	322,600	319,680	(2,920)
Expiring 11/05/13	UBS AG	INR	695,667	11,328,234	11,306,716	(21,518)
Expiring 11/05/13	UBS AG	INR	276,272	5,000,400	4,490,266	(510,134)
Expiring 11/05/13	UBS AG	INR	197,761	3,272,300	3,214,229	(58,071)
Expiring 02/03/14	Citigroup Global Markets	INR	1,172,923	18,436,380	18,672,586	236,206
Expiring 02/03/14	Citigroup Global Markets	INR	196,066	3,117,700	3,121,313	3,613
Expiring 02/03/14	UBS AG	INR	695,667	11,046,714	11,074,814	28,100

See Notes to Financial Statements.

Prudential Total Return Bond Fund	73

Portfolio of Investments

as of October 31, 2013 continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Israeli New Shekel,
Expiring 01/30/14	Deutsche Bank	ILS	18,256	$5,174,154	$5,169,548	$(4,606)
Japanese Yen,
Expiring 01/27/14	Citigroup Global Markets	JPY	759,583	7,810,200	7,729,452	(80,748)
Expiring 01/27/14	Credit Suisse First Boston Corp.	JPY	455,831	4,686,100	4,638,505	(47,595)
Expiring 01/27/14	Goldman Sachs & Co.	JPY	764,415	7,855,700	7,778,623	(77,077)
Malaysian Ringgit,
Expiring 01/16/14	UBS AG	MYR	10,099	3,126,100	3,183,193	57,093
Expiring 01/22/14	Citigroup Global Markets	MYR	12,917	4,095,300	4,069,662	(25,638)
Mexican Peso,
Expiring 01/22/14	Citigroup Global Markets	MXN	101,448	7,836,600	7,724,114	(112,486)
Expiring 01/22/14	Citigroup Global Markets	MXN	53,074	4,095,300	4,041,007	(54,293)
Expiring 01/22/14	JPMorgan Chase	MXN	283,221	21,946,274	21,564,160	(382,114)
Expiring 01/22/14	Morgan Stanley	MXN	60,954	4,702,000	4,641,003	(60,997)
New Taiwanese Dollar,
Expiring 11/13/13	Citigroup Global Markets	TWD	69,099	2,419,000	2,352,597	(66,403)
Expiring 11/13/13	UBS AG	TWD	138,343	4,843,100	4,710,153	(132,947)
Expiring 12/06/13	Citigroup Global Markets	TWD	91,285	3,124,900	3,109,540	(15,360)
Expiring 12/06/13	Citigroup Global Markets	TWD	90,854	3,086,600	3,094,875	8,275
Expiring 12/06/13	Citigroup Global Markets	TWD	90,657	3,077,500	3,088,162	10,662
New Zealand Dollar,
Expiring 01/23/14	Citigroup Global Markets	NZD	28,777	23,947,090	23,629,124	(317,966)
Expiring 01/23/14	Citigroup Global Markets	NZD	2,976	2,461,000	2,443,590	(17,410)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,467	6,825,600	6,801,091	(24,509)
Norwegian Krone,
Expiring 01/24/14	Barclays Capital Group	NOK	37,183	6,269,400	6,225,410	(43,990)
Expiring 01/24/14	Credit Suisse First Boston Corp.	NOK	46,103	7,752,031	7,718,870	(33,161)
Expiring 01/24/14	JPMorgan Chase	NOK	46,103	7,752,539	7,718,870	(33,669)
Expiring 01/24/14	Morgan Stanley	NOK	24,128	4,095,300	4,039,640	(55,660)
Expiring 01/24/14	UBS AG	NOK	27,881	4,713,400	4,668,103	(45,297)
Peruvian Nuevo Sol,
Expiring 11/04/13	Citigroup Global Markets	PEN	17,364	6,298,350	6,258,483	(39,867)
Expiring 11/04/13	Citigroup Global Markets	PEN	13,765	4,890,533	4,961,461	70,928
Expiring 11/04/13	Citigroup Global Markets	PEN	13,765	4,993,066	4,961,461	(31,605)
Expiring 11/04/13	Citigroup Global Markets	PEN	8,779	3,110,300	3,164,153	53,853
Expiring 11/04/13	Citigroup Global Markets	PEN	8,585	3,086,500	3,094,330	7,830
Expiring 02/04/14	Citigroup Global Markets	PEN	17,364	6,225,190	6,195,531	(29,659)

See Notes to Financial Statements.

74

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso,
Expiring 11/29/13	Citigroup Global Markets	PHP	147,065	$3,426,900	$3,405,790	$(21,110)
Expiring 11/29/13	Citigroup Global Markets	PHP	142,051	3,293,700	3,289,657	(4,043)
Expiring 11/29/13	Citigroup Global Markets	PHP	133,677	3,124,900	3,095,736	(29,164)
Expiring 11/29/13	UBS AG	PHP	139,105	3,226,000	3,221,443	(4,557)
Polish Zloty,
Expiring 01/24/14	JPMorgan Chase	PLN	79,205	25,892,612	25,577,275	(315,337)
Romanian Leu,
Expiring 01/24/14	Barclays Capital Group	RON	25,655	7,872,010	7,818,490	(53,520)
Expiring 01/24/14	Citigroup Global Markets	RON	25,655	7,878,053	7,818,490	(59,563)
Expiring 01/24/14	Deutsche Bank	RON	13,215	4,095,300	4,027,382	(67,918)
Russian Ruble,
Expiring 11/18/13	Citigroup Global Markets	RUB	101,083	3,124,900	3,141,967	17,067
Expiring 01/17/14	Citigroup Global Markets	RUB	102,110	3,120,500	3,139,548	19,048
Expiring 01/22/14	Citigroup Global Markets	RUB	101,235	3,134,700	3,110,526	(24,174)
Expiring 01/22/14	Credit Suisse First Boston Corp.	RUB	101,001	3,142,300	3,103,344	(38,956)
Singapore Dollar,
Expiring 01/17/14	Credit Suisse First Boston Corp.	SGD	14,820	11,921,095	11,931,566	10,471
Expiring 01/17/14	Deutsche Bank	SGD	14,820	11,925,651	11,931,566	5,915
South African Rand,
Expiring 01/30/14	Barclays Capital Group	ZAR	61,118	6,121,190	6,004,482	(116,708)
South Korean Won,
Expiring 01/17/14	Citigroup Global Markets	KRW	14,542,738	13,421,753	13,634,806	213,053
Swedish Krona,
Expiring 01/24/14	Credit Suisse First Boston Corp.	SEK	131,536	20,564,154	20,256,243	(307,911)
Expiring 01/24/14	Deutsche Bank	SEK	29,812	4,702,000	4,591,034	(110,966)
Swiss Franc,
Expiring 01/24/14	Credit Suisse First Boston Corp.	CHF	6,962	7,810,200	7,678,422	(131,778)
Expiring 01/24/14	Deutsche Bank	CHF	4,175	4,686,100	4,604,201	(81,899)
Thai Baht,
Expiring 11/18/13	Barclays Capital Group	THB	145,402	4,681,200	4,666,279	(14,921)
Expiring 11/18/13	Barclays Capital Group	THB	96,932	3,119,500	3,110,768	(8,732)
Expiring 11/18/13	Deutsche Bank	TH	B 97,661	3,126,100	3,134,164	8,064

				$663,276,497	$658,215,990	$(5,060,507)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	75

Portfolio of Investments

as of October 31, 2013 continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 01/23/14	Citigroup Global Markets	AUD	2,689	$2,563,101	$2,527,059	$36,042
Expiring 01/23/14	Citigroup Global Markets	AUD	5,734	5,410,279	5,388,617	21,662
Expiring 01/23/14	JPMorgan Chase	AUD	4,938	4,713,400	4,641,039	72,361
Brazilian Real,
Expiring 01/22/14	Citigroup Global Markets	BRL	7,045	3,142,300	3,083,526	58,774
British Pound,
Expiring 01/27/14	Citigroup Global Markets	GBP	1,143	1,833,454	1,831,717	1,737
Expiring 01/27/14	Citigroup Global Markets	GBP	5,598	9,046,801	8,970,303	76,498
Expiring 01/27/14	Credit Suisse First Boston Corp.	GBP	4,849	7,857,778	7,769,295	88,483
Expiring 01/27/14	JPMorgan Chase	GBP	2,918	4,713,400	4,675,248	38,152
Canadian Dollar,
Expiring 01/22/14	Citigroup Global Markets	CAD	3,282	3,134,600	3,141,194	(6,594)
Expiring 01/22/14	Citigroup Global Markets	CAD	8,210	7,855,700	7,857,084	(1,384)
Expiring 01/22/14	Goldman Sachs & Co.	CAD	12,677	12,183,900	12,131,967	51,933
Expiring 01/22/14	JPMorgan Chase	CAD	9,749	9,372,200	9,330,422	41,778
Chilean Peso,
Expiring 12/11/13	Citigroup Global Markets	CLP	1,586,133	3,117,400	3,077,894	39,506
Expiring 12/11/13	Citigroup Global Markets	CLP	2,372,632	4,634,500	4,604,098	30,402
Expiring 12/11/13	Citigroup Global Markets	CLP	3,164,941	6,250,500	6,141,574	108,926
Colombian Peso,
Expiring 11/06/13	Citigroup Global Markets	COP	5,907,773	3,137,426	3,120,196	17,230
Expiring 01/22/14	Citigroup Global Markets	COP	3,946,993	2,083,176	2,071,319	11,857
Expiring 01/22/14	Citigroup Global Markets	COP	5,921,732	3,124,100	3,107,630	16,470
Czech Republic Koruna,
Expiring 01/24/14	Barclays Capital Group	CZK	118,207	6,269,400	6,223,850	45,550
Expiring 01/24/14	Deutsche Bank	CZK	77,706	4,095,300	4,091,427	3,873
Euro,
Expiring 11/04/13	Citigroup Global Markets	EUR	670	911,039	910,212	827
Expiring 01/27/14	Citigroup Global Markets	EUR	1,396	1,925,796	1,895,608	30,188
Expiring 01/27/14	Credit Suisse First Boston Corp.	EUR	33,403	46,035,905	45,358,972	676,933
Expiring 01/27/14	Goldman Sachs & Co.	EUR	10,041	13,651,100	13,635,478	15,622
Expiring 01/27/14	JPMorgan Chase	EUR	5,005	6,815,189	6,796,733	18,456
Expiring 01/27/14	UBS AG	EUR	20,080	27,302,200	27,267,146	35,054
Hong Kong Dollar,
Expiring 01/23/14	Citigroup Global Markets	HKD	86,621	11,173,429	11,174,856	(1,427)
Hungarian Forint,
Expiring 01/24/14	Citigroup Global Markets	HUF	749,910	3,515,695	3,425,543	90,152

See Notes to Financial Statements.

76

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 11/05/13	Citigroup Global Markets	INR	19,669	$320,288	$319,680	$608
Expiring 11/05/13	Citigroup Global Markets	INR	201,964	3,288,786	3,282,539	6,247
Expiring 11/05/13	UBS AG	INR	197,761	3,220,346	3,214,229	6,117
Expiring 11/05/13	UBS AG	INR	276,272	4,498,813	4,490,268	8,545
Expiring 11/05/13	UBS AG	INR	695,667	11,298,795	11,306,716	(7,921)
Expiring 03/04/14	Citigroup Global Markets	INR	186,651	2,914,600	2,953,518	(38,918)
Expiring 03/04/14	Citigroup Global Markets	INR	192,485	3,071,400	3,045,828	25,572
Expiring 03/04/14	UBS AG	INR	212,011	3,111,400	3,354,805	(243,405)
Expiring 03/04/14	UBS AG	INR	254,857	4,386,900	4,032,792	354,108
Expiring 03/04/14	UBS AG	INR	302,258	5,210,900	4,782,858	428,042
Expiring 03/04/14	UBS AG	INR	339,471	5,893,600	5,371,709	521,891
Expiring 03/04/14	UBS AG	INR	368,218	6,280,900	5,826,585	454,315
Israeli New Shekel,
Expiring 01/30/14	Credit Suisse First Boston Corp.	ILS	18,095	5,134,596	5,123,693	10,903
Japanese Yen,
Expiring 01/27/14	Barclays Capital Group	JPY	2,023,596	20,812,808	20,591,953	220,855
Expiring 01/27/14	Citigroup Global Markets	JPY	401,958	4,095,300	4,090,295	5,005
Expiring 01/27/14	Citigroup Global Markets	JPY	460,767	4,686,100	4,688,732	(2,632)
Expiring 01/27/14	Credit Suisse First Boston Corp.	JPY	403,783	4,095,300	4,108,860	(13,560)
Malaysian Ringgit,
Expiring 01/16/14	Citigroup Global Markets	MYR	10,099	3,140,390	3,183,193	(42,803)
Mexican Peso,
Expiring 01/22/14	Citigroup Global Markets	MXN	13,397	1,034,704	1,020,004	14,700
Expiring 01/22/14	Citigroup Global Markets	MXN	82,211	6,284,500	6,259,483	25,017
Expiring 01/22/14	Morgan Stanley	MXN	101,772	7,810,200	7,748,800	61,400
New Taiwanese Dollar,
Expiring 11/13/13	UBS AG	TWD	207,442	7,143,316	7,062,750	80,566
New Zealand Dollar,
Expiring 01/23/14	Citigroup Global Markets	NZD	1,857	1,531,158	1,524,864	6,294
Expiring 01/23/14	Goldman Sachs & Co.	NZD	3,788	3,142,300	3,110,257	32,043
Expiring 01/23/14	Goldman Sachs & Co.	NZD	5,693	4,702,000	4,674,395	27,605
Expiring 01/23/14	Morgan Stanley	NZD	9,374	7,810,200	7,697,295	112,905
Expiring 01/23/14	UBS AG	NZD	11,043	9,090,500	9,067,628	22,872
Norwegian Krone,
Expiring 01/24/14	Citigroup Global Markets	NOK	19,962	3,376,595	3,342,198	34,397
Peruvian Nuevo Sol,
Expiring 11/04/13	Citigroup Global Markets	PEN	8,585	3,114,041	3,094,330	19,711

See Notes to Financial Statements.

Prudential Total Return Bond Fund	77

Portfolio of Investments

as of October 31, 2013 continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 11/04/13	Citigroup Global Markets	PEN	8,779	$3,184,309	$3,164,153	$20,156
Expiring 11/04/13	Citigroup Global Markets	PEN	13,765	4,863,577	4,961,461	(97,884)
Expiring 11/04/13	Citigroup Global Markets	PEN	13,765	4,993,066	4,961,461	31,605
Expiring 11/04/13	Citigroup Global Markets	PEN	17,364	6,282,171	6,258,483	23,688
Philippine Peso,
Expiring 01/17/14	Citigroup Global Markets	PHP	54,338	1,269,442	1,258,826	10,616
Expiring 01/17/14	Citigroup Global Markets	PHP	108,715	2,518,478	2,518,536	(58)
Polish Zloty,
Expiring 01/24/14	Citigroup Global Markets	PLN	10,294	3,378,445	3,324,296	54,149
Romanian Leu,
Expiring 01/24/14	Citigroup Global Markets	RON	6,218	1,918,227	1,894,838	23,389
Russian Ruble,
Expiring 01/22/14	Citigroup Global Markets	RUB	53,602	1,663,495	1,646,971	16,524
Expiring 01/22/14	Citigroup Global Markets	RUB	115,553	3,552,200	3,550,455	1,745
Singapore Dollar,
Expiring 01/17/14	Citigroup Global Markets	SGD	3,979	3,217,730	3,203,187	14,543
South Korean Won,
Expiring 01/17/14	Citigroup Global Markets	KRW	2,008,166	1,878,458	1,882,792	(4,334)
Swedish Krona,
Expiring 01/24/14	Citigroup Global Markets	SEK	16,643	2,623,868	2,562,973	60,895
Expiring 01/24/14	UBS AGUBS AG	SEK	26,329	4,095,300	4,054,572	40,728
Expiring 01/24/14	UBS AG	SEK	120,362	18,565,500	18,535,598	29,902
Swiss Franc,
Expiring 01/24/14	Citigroup Global Markets	CHF	1,487	1,664,628	1,640,400	24,228
Expiring 01/24/14	Credit Suisse First Boston Corp.	CHF	4,835	5,380,843	5,332,367	48,476
Expiring 01/24/14	Credit Suisse First Boston Corp.	CHF	4,897	5,469,000	5,400,326	68,674
Thai Baht,
Expiring 11/18/13	Citigroup Global Markets	THB	108,418	3,442,500	3,479,375	(36,875)
Expiring 11/18/13	Deutsche Bank	THB	97,712	3,117,100	3,135,794	(18,694)
Expiring 11/18/13	Morgan Stanley	THB	137,530	4,369,200	4,413,646	(44,446)
Turkish Lira,
Expiring 01/30/14	Citigroup Global Markets	TRY	73,915	36,787,675	36,428,676	358,999
Expiring 01/30/14	Deutsche Bank	TRY	3,158	1,571,100	1,556,440	14,660
Expiring 01/30/14	JPMorgan Chase	TRY	73,915	36,640,692	36,428,676	212,016

				$528,816,808	$524,214,566	$4,602,242

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at October 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$(108,521)	$—	$(108,521)	Citigroup Global Markets
AUD	3,190	12/20/32	4.420%	6 month Australian Bank Bill Rate(2)	(140,775)	—	(140,775)	Citigroup Global Markets
BRL	21,481	01/01/17	9.130%	1 day Brazil Interbank Rate(2)	(509,550)	—	(509,550)	Barclays Bank Group
BRL	16,966	01/01/17	—	1 day Brazil Interbank Rate(2)	(674,099)	—	(674,099)	Citigroup Global Markets
BRL	99,480	01/02/17	10.580%	1 day Brazil Interbank Rate(2)	(812,640)	—	(812,640)	HSBC Bank USA NA
EUR	27,100	12/14/14	0.349%	3 month EURIBOR(1)	(41,181)	—	(41,181)	Citigroup Global Markets
EUR	40,200	01/25/16	0.695%	6 month EURIBOR(2)	481,308	—	481,308	Citigroup Global Markets
EUR	3,150	12/13/27	2.065%	3 month EURIBOR(1)	85,189	—	85,189	Barclays Capital Group
INR	465,000	05/03/23	7.000%	1 day MIBOR(2)	(648,737)	—	(648,737)	Barclays Capital Group
JPY	1,065,000	05/20/20	0.698%	6 month JPN LIBOR(2)	198,037	—	198,037	Credit Suisse First Boston Corp.
JPY	4,490,000	05/21/20	0.689%	6 month JPN LIBOR(2)	806,802	—	806,802	Credit Suisse First Boston Corp.
MXN	135,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	186,914	—	186,914	Morgan Stanley & Co., Inc.
MXN	208,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	574,039	—	574,039	Credit Suisse First Boston Corp.
MXN	108,800	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	37,751	—	37,751	Morgan Stanley & Co., Inc.
MXN	104,200	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(878,565)	—	(878,565)	Barclays Capital Group
MXN	96,000	10/20/23	6.540%	28 day Mexican Interbank Rate(2)	(23,706)	—	(23,706)	Deutsche Bank
NZD	2,000	08/09/16	3.125%	3 month BBR(2)	(24,100)	—	(24,100)	Citigroup Global Markets
NZD	7,900	08/18/16	2.650%	3 Month BBR(2)	96,941	—	96,941	Citigroup Global Markets
NZD	4,800	03/26/17	3.810%	3 Month BBR(2)	(7,965)	—	(7,965)	HSBC Bank USA NA

See Notes to Financial Statements.

Prudential Total Return Bond Fund	79

Portfolio of Investments

as of October 31, 2013 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
NZD	2,570	08/12/18	4.143%	3 month BBR(2)	$(1,531)	$—	$(1,531)	Citigroup Global Markets
NZD	1,930	08/13/18	4.160%	3 month BBR(2)	87	—	87	Citigroup Global Markets
NZD	1,930	08/13/18	4.218%	3 month BBR(2)	4,251	—	4,251	Barclays Capital Group
NZD	3,370	09/25/22	3.790%	3 Month BBR(2)	(198,113)	—	(198,113)	Citigroup Global Markets
NZD	2,620	08/12/23	4.648%	3 month BBR(2)	(24,254)	—	(24,254)	Citigroup Global Markets
NZD	1,900	08/13/23	4.668%	3 month BBR(2)	(15,121)	—	(15,121)	Citigroup Global Markets
NZD	1,900	08/13/23	4.730%	3 month BBR(2)	(7,243)	—	(7,243)	Barclays Capital Group
PLN	84,400	06/28/18	3.736%	6 month WIBOR(2)	366,991	—	366,991	Citigroup Global Markets
RUB	262,500	05/17/23	7.250%	3 month MOSPRIME(2)	73,179	—	73,179	Credit Suisse First Boston Corp.
RUB	262,500	05/20/23	7.250%	3 month MOSPRIME(2)	71,892	—	71,892	Credit Suisse First Boston Corp.
	29,815	12/14/14	0.351%	3 month LIBOR(2)	47,506	—	47,506	Citigroup Global Markets
	48,310	01/25/16	0.503%	3 month LIBOR(1)	(103,853)	—	(103,853)	Citigroup Global Markets
	24,525	06/07/16	0.654%	3 Month LIBOR(2)	112,842	—	112,842	JPMorgan Chase Bank
	38,885	08/31/16	0.934%	3 Month LIBOR(2)	376,861	—	376,861	Credit Suisse First Boston Corp.
	12,100	08/31/16	0.975%	3 Month LIBOR(1)	(132,043)	—	(132,043)	JPMorgan Chase Bank
	12,100	08/31/16	0.978%	3 Month LIBOR(1)	(133,346)	—	(133,346)	JPMorgan Chase Bank
	2,195	09/14/16	1.206%	3 month LIBOR(1)	(37,918)	—	(37,918)	Deutsche Bank
	44,635	08/31/17	0.751%	3 month LIBOR(1)	373,793	—	373,793	Bank of Nova Scotia
	2,220	04/18/18	0.986%	6 month LIBOR(1)	34,921	—	34,921	Citigroup Global Markets
	85,890	11/15/19	1.334%	3 month LIBOR(1)	1,857,749	—	1,857,749	Citigroup Global Markets
	58,795	11/15/19	1.499%	3 month LIBOR(2)	(659,647)	—	(659,647)	Citigroup Global Markets

See Notes to Financial Statements.

80

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	48,995	02/15/20	1.355%	3 Month LIBOR(2)	$(1,445,943)	$—	$(1,445,943)	Morgan Stanley & Co., Inc.
	5,640	04/19/20	1.441%	6 month LIBOR(1)	208,508	—	208,508	Citigroup Global Markets
	4,030	12/13/27	2.200%	3 month LIBOR(2)	(426,486)	—	(426,486)	Barclays Capital Group
ZAR	173,500	06/25/18	7.420%	3 month JIBOR(2)	365,623	—	365,623	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBOR(2)	96,555	—	96,555	HSBC Bank USA NA

					$(597,598)	$—	$(597,598)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
	Exchange-Traded swaps:
	62,960	08/29/15	0.740%	3 month LIBOR(1)	$213	$(160,905)	$(161,118)
	19,075	11/27/18	1.592%	3 month LIBOR(1)	236	(112,021)	(112,257)
	79,935	02/28/18	1.649%	3 month LIBOR(1)	510	(1,358,419)	(1,358,929)
	50,480	08/31/20	2.085%	3 month LIBOR(1)	453	—	(453)
	50,625	08/31/20	2.219%	3 month LIBOR(1)	454	(473,091)	(473,545)
	55,065	08/31/20	2.220%	3 month LIBOR(1)	480	(517,995)	(518,475)
	77,250	08/31/20	2.278%	3 month LIBOR(1)	614	(1,014,561)	(1,015,175)
	12,775	08/31/20	2.490%	3 month LIBOR(1)	227	(341,759)	(341,986)
	82,250	08/07/23	4.248%	3 month LIBOR(2)	—	687,980	687,980
	35,050	08/08/23	4.283%	3 month LIBOR(2)	308	344,931	344,623
	35,050	08/09/23	4.231%	3 month LIBOR(2)	308	265,889	265,581
	405,000	07/24/15	0.265%	3 month LIBOR(2)	—	750,639	750,639
NZD	83,940	09/01/15	3.858%	3 Month NZD LIBOR(2)	182	70,375	70,193
NZD	5,260	08/19/23	2.620%	3 month NZD LIBOR(2)	155	333	178
PLN	65,000	09/03/18	2.730%	6 month WIBOR(2)	137	448,569	448,432
HUF	541,300	09/02/23	3.750%	6 month BUBOR(2)	20	212,725	212,705
HUF	1,800,000	09/03/23	3.750%	6 month BUBOR(2)	64	613,651	613,587
EUR	113,600	09/11/15	0.565%	6 month EURIBOR(1)	589	(229,967)	(230,556)
PLN	7,400	09/02/18	2.630%	6 Month WIBOR(2)	57	54,774	54,717

					$5,007	$(758,852)	$(763,859)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	81

Portfolio of Investments

as of October 31, 2013 continued

Credit default swap agreements outstanding at October 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	1,300	$(173,202)	$—	$(173,202)	Deutsche Bank
Centex Corp.	06/20/14	1.000%	2,500	(17,607)	(2,208)	(15,399)	Credit Suisse First Boston Corp.
Duke Energy Corp.	03/20/14	0.700%	1,250	(4,345)	—	(4,345)	Goldman Sachs & Co.
International Paper Co.	03/20/14	5.300%	2,000	(53,009)	—	(53,009)	Goldman Sachs & Co.
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	(15,365)	24,515	(39,880)	Deutsche Bank
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	2,007	92,285	(90,278)	JPMorgan Chase
SLM Corp.	06/20/14	5.000%	1,450	(51,833)	35,179	(87,012)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	1,885	(18,201)	4,063	(22,264)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	1,650	17,624	19,105	(1,481)	JPMorgan Chase

				$(313,931)	$172,939	$(486,870)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 35,100	$(725,095)	$338,186	$(1,063,281)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 35,500	(733,359)	565,366	(1,298,725)	Deutsche Bank

				$(1,458,454)	$903,552	$(2,362,006)

See Notes to Financial Statements.

82

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.21.V1	12/20/18	1.000%	795,500	$(10,598,735)	$(8,074,266)	$(2,524,469)
iTRAXX.EUR.19.V1	06/20/18	1.000%	EUR 1,000	(15,404)	(179)	(15,225)

				$(10,614,139)	$(8,074,445)	$(2,539,694)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	16,320	$1,472,349	$684,533	$787,816	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	31,200	2,814,788	1,425,667	1,389,121	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	44,400	4,005,660	1,917,833	2,087,827	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	28,080	2,533,309	1,230,450	1,302,859	Deutsche Bank
CDX.NA.HY.18.V2	06/20/17	5.000%	13,860	1,259,068	(1,099,175)	2,358,243	Bank of America

				$12,085,174	$4,159,308	$7,925,866

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at October 31, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-Traded swaps on credit indices—Sell Protection(2):
CDX.NA.HY.18.V2	06/20/17	5.000%	89,100	$7,656,698	$8,192,853	$(536,155)

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	83

Portfolio of Investments

as of October 31, 2013 continued

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at October 31, 2013:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	4,206	3 Month LIBOR	EUR	3,250	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	$(196,857)	$—	$(196,857)
	2,571	3 Month LIBOR	EUR	1,980	3 Month EURIBOR minus 30.5 bps	Barclays Capital Group	12/04/14	(108,810)	—	(108,810)
	5,552	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 26.00 bps	Barclays Capital Group	01/14/15	(137,514)	—	(137,514)
	57,079	3 Month LIBOR	EUR	43,030	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	(1,204,974)	—	(1,204,974)
	196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(7,110)	—	(7,110)
	396	3 Month LIBOR	EUR	300	3 month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(9,790)	—	(9,790)
	1,205	3 Month LIBOR	JPY	120,000	3 month JPY minus 54 bps	Barclays Capital Group	10/12/16	(10,868)	—	(10,868)
TRY	14,900	7.7%		7,740	3 Month LIBOR	Barclays Capital Group	07/22/18	(58,958)	—	(58,958)
TRY	15,740	7.71%		8,185	3 Month LIBOR	Barclays Capital Group	07/23/18	(69,104)	—	(69,104)
	5,581	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 25.75 bps	Citigroup Global Markets	01/18/15	(108,131)	—	(108,131)
	47,692	3 Month LIBOR	EUR	35,845	3 Month EURIBOR minus 26 bps	Citigroup Global Markets	01/25/15	(861,626)	—	(861,626)
	2,491	3 Month LIBOR	JPY	242,815	3 month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	27,911	—	27,911
	448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	86,240	(17,610)	103,850

See Notes to Financial Statements.

84

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	$246,091	$(56,203)	$302,294
	508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(32,848)	—	(32,848)
	2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	(396,789)	(21,885)	(374,904)
	1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(38,062)	—	(38,062)
	2,247	3 month LIBOR plus 432 bps	JPY	175,000	3.45%	Citigroup Global Markets	03/24/17	552,015	10,901	541,114
	3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	(597,472)	(258,837)	(338,635)
	1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	(389,863)	(182,593)	(207,270)
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	HSBC Bank USA NA	09/28/17	(94,865)	—	(94,865)
	4,879	3 Month LIBOR	EUR	3,660	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	(78,858)	—	(78,858)
	1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	HSBC Bank USA NA	04/24/15	(45,632)	—	(45,632)
	275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	HSBC Bank USA NA	12/17/15	(8,353)	—	(8,353)
	23,110	3 Month LIBOR	EUR	17,415	3 month EURIBOR minus 26 bps	HSBC Bank USA NA	01/25/15	(479,701)	—	(479,701)
TRY	62,228	8.68%		30,333	3 Month LIBOR	HSBC Bank USA NA	09/05/15	1,002,544	—	1,002,544
TRY	171,913	8.69%		82,730	3 Month LIBOR	HSBC Bank USA NA	09/09/15	3,222,950	—	3,222,950
	7,872	3 Month LIBOR	EUR	6,000	3 MonthEURIBOR minus 28.375 bps	JPMorgan Chase Bank	10/19/14	(256,434)	—	(256,434)
	762	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase Bank	11/15/14	(49,640)	—	(49,640)
	1,164	3 Month LIBOR plus 398 bps	EUR	950	4.50%	JPMorgan Chase Bank	11/30/15	(186,744)	(20,152)	(166,592)

								$(291,252)	$(546,379)	$255,127

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	85

Portfolio of Investments

as of October 31, 2013 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$9,131,647	$—
Collateralized Loan Obligations	—	235,946,071	25,779,551
Non-Residential Mortgage-Backed Securities	—	18,151,677	—
Residential Mortgage-Backed Securities	—	206,529,990	—
Bank Loans	—	85,029,275	9,036,373
Commercial Mortgage-Backed Securities	—	354,062,618	—
Corporate Bonds	—	1,253,990,600	11,202,375
Covered Bond	—	567,000	—
Foreign Agencies	—	85,853,568	—
Municipal Bonds	—	57,997,096	—
Sovereign Bonds	—	184,998,220	—
U.S. Government Agency Obligations	—	66,784,893	—
U.S. Treasury Obligations	—	51,484,151	—
Preferred Stock	605,000	—	—
Affiliated Mutual Funds	246,272,769	—	—
Other Financial Instruments*
Futures Contracts	10,067,494	—	—
Forward Foreign Currency Exchange Contracts	—	(458,265)	—
Interest Rate Swap Agreements	(763,859)	(597,598)	—
Credit Default Swap Agreements	(3,075,849)	5,081,335	(4,345)
Currency Swap Agreements	—	255,127	—

Total	$253,105,555	$2,614,807,405	$46,013,954

See Notes to Financial Statements.

86

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Sovereign Bonds	Credit Default Swap Agreements
Balance as of 10/31/12	$22,426,314	$9,394,042	$11,393,768	$287,832	$(11,592)
Realized gain (loss)	24,118	69,877	16,115	—	— **
Change in unrealized appreciation (depreciation)***	(140,095)	306,868	(272,032)	—	7,247
Purchases	28,950,000	8,673,250	1,047,310	—	—
Sales	(8,316,786)	(5,414,850)	(982,786)	—	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(17,164,000)	(3,992,814)	—	(287,832)	—

Balance as of 10/31/13	$25,779,551	$9,036,373	$11,202,375	$—	$(4,345)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(8,872).
***	Of which, $(20,688) was included in Net Assets relating to securities held at the reporting period end.

It is the fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Non-Residential Mortgage-Backed Securities, 1 Bank Loan and 1 Sovereign Bond transferred out of Level 3 as a result of the securities no longer using a single broker quote and being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	87

Portfolio of Investments

as of October 31, 2013 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as October 31, 2013 was as follows:

Commercial Mortgage-Backed Securities	13.0%
Banking	11.0
Collateralized Loan Obligations	9.6
Affiliated Mutual Funds (including 7.1% of collateral received for securities on loan)	9.0
Residential Mortgage-Backed Securities	7.5
Sovereign Bonds	6.8
Insurance	3.2
Foreign Agencies	3.1
Telecommunications	2.9
U.S. Government Agency Obligations	2.4
Cable	2.3
Healthcare & Pharmaceutical	2.2
Electric	2.2
Municipal Bonds	2.1
Energy—Other	2.0
Media & Entertainment	1.9
U.S. Treasury Obligations	1.9
Capital Goods	1.9
Non-Captive Finance	1.8
Technology	1.8
Foods	1.6
Pipelines & Other	1.5
Automotive	1.5
Metals	1.4%
Chemicals	1.3
Lodging	1.1
Retailers	1.0
Tobacco	1.0
Energy—Integrated	0.9
Healthcare Insurance	0.9
Real Estate Investment Trusts	0.9
Paper	0.8
Non-Residential Mortgage-Backed Securities	0.7
Building Materials & Construction	0.6
Airlines	0.4
Railroads	0.4
Consumer	0.4
Collateralized Debt Obligations	0.3
Gaming	0.3
Transportation	0.2
Aerospace & Defense	0.1
Brokerage	0.1
Packaging	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

88

Fair values of derivative instruments as of October 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$14,579,596	*	Due to broker—variation margin	$5,275,961	*
Interest rate contracts	Premiums paid for swap agreements	10,901		Premiums received for swap agreements	557,280
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	11,658,402		Unrealized depreciation on over-the-counter swap agreements	12,000,873
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	6,070,746		Unrealized depreciation on foreign currency exchange contracts	6,529,011
Credit contracts	Premiums paid for swap agreements	6,337,182		Premiums received for swap agreements	1,101,383
Credit contracts	Due to broker—variation margin	—	*	Due to broker—variation margin	3,075,849	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	7,925,866		Unrealized depreciation on over-the-counter swap agreements	2,848,876

Total		$46,582,693			$31,389,233

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	89

Portfolio of Investments

as of October 31, 2013 continued

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(2,641,320)	$(2,641,320)
Foreign exchange contracts	—	—	—	(21,324,536)	—	—	(21,324,536)
Interest rate contracts	(978,762)	(95,985)	(12,326,638)	—	34,434	8,517,145	(4,849,806)

Total	$(978,762)	$(95,985)	$(12,326,638)	$(21,324,536)	$34,434	$5,875,825	$(28,815,662)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$8,767,292	$(1,039,504)	—	$7,727,788
Foreign exchange contracts	—	—	(68,301)	(68,301)
Credit contracts	—	1,162,443	—	1,162,443

Total	$8,767,292	$122,939	$(68,301)	$8,821,930

See Notes to Financial Statements.

90

For the year ended October 31, 2013, the Fund’s average volume of derivative activities is as follows:

Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$773,879,218	$135,024,729	$569,758,127	$402,276,787

Currency Swaps (Notional Amount in USD (000))	Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$167,577	$50,549	$1,195,065	$627,759	$170,940

See Notes to Financial Statements.

Prudential Total Return Bond Fund	91

Statement of Assets and Liabilities

as of October 31, 2013

Assets
Investments at value, including securities on loan of $189,001,332:
Unaffiliated Investments (cost $2,630,954,029)	$2,657,150,105
Affiliated Investments (cost $247,982,813)	246,272,769
Foreign currency, at value (cost $661,612)	659,192
Receivable for investments sold	52,597,695
Dividends and interest receivable	26,307,045
Unrealized appreciation on over-the-counter swap agreements	19,584,268
Receivable for Fund shares sold	15,217,971
Premiums paid for swap agreements	6,348,083
Unrealized appreciation on forward foreign currency contracts	6,070,746
Prepaid expenses	41,264

Total assets	3,030,249,138

Liabilities
Payable to broker for collateral for securities on loan	193,685,669
Payable for investments purchased	58,617,124
Unrealized depreciation on over-the-counter swap agreements	14,849,749
Payable for Fund shares reacquired	10,503,447
Unrealized depreciation on forward foreign currency contracts	6,529,011
Payable to custodian	4,092,228
Premiums received for swap agreements	1,658,663
Dividends payable	1,307,354
Due to broker—variation margin	1,068,148
Accrued expenses and other liabilities	866,376
Management fee payable	754,377
Distribution fee payable	556,017
Affiliated transfer agent fee payable	139,240
Deferred directors’ fees	12,167

Total liabilities	294,639,570

Net Assets	$2,735,609,568

Net assets were comprised of:
Common stock, at par	$192,658
Paid-in capital in excess of par	2,744,697,784

2,744,890,442
Distributions in excess of net investment income	(16,367,470)
Accumulated net realized loss on investment and foreign currency transactions	(27,959,377)
Net unrealized appreciation on investments and foreign currencies	35,045,973

Net assets, October 31, 2013	$2,735,609,568

See Notes to Financial Statements.

92

Class A
Net asset value and redemption price per share ($1,183,869,508 ÷ 83,262,044 shares of common stock issued and outstanding)	$14.22
Maximum sales charge (4.50% of offering price)	0.67

Maximum offering price to public	$14.89

Class B
Net asset value, offering price and redemption price per share ($62,963,566 ÷ 4,427,788 shares of common stock issued and outstanding)	$14.22

Class C
Net asset value, offering price and redemption price per share ($277,163,123 ÷ 19,506,777 shares of common stock issued and outstanding)	$14.21

Class Q
Net asset value, offering price and redemption price per share ($33,452,014 ÷ 2,356,577 shares of common stock issued and outstanding)	$14.20

Class R
Net asset value, offering price and redemption price per share ($57,542,541 ÷ 4,039,973 shares of common stock issued and outstanding)	$14.24

Class X
Net asset value, offering price and redemption price per share ($324,719 ÷ 22,787 shares of common stock issued and outstanding)	$14.25

Class Z
Net asset value, offering price and redemption price per share ($1,120,294,097 ÷ 79,042,403 shares of common stock issued and outstanding)	$14.17

See Notes to Financial Statements.

Prudential Total Return Bond Fund	93

Statement of Operations

Year Ended October 31, 2013

Net Investment Income
Income
Interest income	$119,807,809
Affiliated dividend income	562,199
Affiliated income from securities loaned, net	448,834
Unaffiliated dividend income	43,313

Total income	120,862,155

Expenses
Management fee	14,306,271
Distribution fee—Class A	3,053,206
Distribution fee—Class B	690,937
Distribution fee—Class C	3,293,530
Distribution fee—Class R	221,486
Distribution fee—Class X	1,663
Transfer agent’s fees and expenses (including affiliated expense of $683,900) (Note 3)	3,702,000
Registration fees	579,000
Custodian’s fees and expenses	510,000
Shareholders’ reports	239,000
Audit fee	66,000
Directors’ fees	58,000
Legal fees and expenses	43,000
Insurance	39,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	14,736

Total expenses	26,822,829
Waivers and/or expense reimbursement (Note 2)	(1,360,202)

Net expenses	25,462,627

Net investment income	95,399,528

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(5,440,076)
Foreign currency transactions	(21,147,774)
Futures transactions	(12,326,638)
Forward rate agreement transactions	34,434
Swap agreement transactions	5,875,825
Options written transactions	(95,985)

(33,100,214)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $430,673)	(77,860,134)
Foreign currencies	128,166
Futures contracts	8,767,292
Swap agreements	122,939

(68,841,737)

Net loss on investment and foreign currency transactions	(101,941,951)

Net Decrease In Net Assets Resulting From Operations	$(6,542,423)

See Notes to Financial Statements.

94

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$95,399,528	$57,617,853
Net realized gain (loss) on investment and foreign currency transactions	(33,100,214)	22,207,721
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(68,841,737)	76,839,883

Net increase (decrease) in net assets resulting from operations	(6,542,423)	156,665,457

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(39,144,470)	(28,962,661)
Class B	(1,877,783)	(1,775,932)
Class C	(8,165,911)	(6,445,874)
Class L	—	(228,353)
Class M	—	(5,210)
Class Q	(1,176,654)	(1,096,288)
Class R	(1,327,195)	(341,440)
Class X	(21,000)	(53,181)
Class Z	(47,414,836)	(21,978,332)

	(99,127,849)	(60,887,271)

Tax return of capital
Class A	(1,820,658)	—
Class B	(88,183)	—
Class C	(385,240)	—
Class L	—	—
Class M	—	—
Class Q	(54,404)	—
Class R	(60,944)	—
Class X	(993)	—
Class Z	(2,171,818)	—

	(4,582,240)	—

Distributions from net realized gains
Class A	(10,795,403)	(14,507,116)
Class B	(645,520)	(1,210,826)
Class C	(3,072,508)	(4,138,915)
Class L	—	(193,714)
Class M	—	(13,008)
Class Q	(275,548)	(732,652)
Class R	(247,475)	(58,141)
Class X	(8,305)	(42,100)
Class Z	(8,016,801)	(9,598,152)

	(23,061,560)	(30,494,624)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	95

Statement of Changes in Net Assets

(continued)

	Year Ended October 31,
	2013	2012
Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,430,025,582	1,563,101,607
Net asset value of shares issued in reinvestment of dividends, distributions and tax return of capital	95,443,151	77,191,539
Cost of shares reacquired	(2,049,852,841)	(488,714,683)

Net increase in net assets from Fund share transactions	475,615,892	1,151,578,463

Capital Contributions (Note 2)
Class X	—	12

Total increase	342,301,820	1,216,862,037

Net Assets:
Beginning of year	2,393,307,748	1,176,445,711

End of year	$2,735,609,568	$2,393,307,748

See Notes to Financial Statements.

96

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 17—Prudential Total Return Bond Fund (formerly known as Prudential Total Return Bond Fund, Inc.) (the “Fund”), incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

Prudential Total Return Bond Fund	97

Notes to Financial Statements

continued

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

98

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a

Prudential Total Return Bond Fund	99

Notes to Financial Statements

continued

result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risk may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The

100

Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Prudential Total Return Bond Fund	101

Notes to Financial Statements

continued

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded Swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

102

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Prudential Total Return Bond Fund	103

Notes to Financial Statements

continued

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2013, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, forward rate agreements, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at October 31, 2013 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid

104

short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Prudential Total Return Bond Fund	105

Notes to Financial Statements

continued

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .47% for the year ended October 31, 2013.

PI has contractually agreed through February 28, 2015 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and

106

PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the year ended October 31, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. Additionally, PIMS voluntarily agreed to limit such fees to .75% of the average daily net assets of the Class B shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the years ended October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009.

PIMS has advised the Fund that it has received $1,626,771 in front-end sales charges resulting from sales of Class A shares, during the year ended October 31, 2013. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2013, it received $40,448, $177,176 and $101,316 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Total Return Bond Fund	107

Notes to Financial Statements

continued

PI, PIMS, PAD and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the year ended October 31, 2013, PIM has been compensated approximately $134,100 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended October 31, 2013, were $3,564,615,670 and $3,061,977,023, respectively.

Transactions in options written during the year ended October 31, 2013, were as follows:

	Number of Contracts/ Swaps Notional Amount	Premium
Options outstanding at October 31, 2012	—	$—
Options written	50,082,000	176,850
Options closed	(50,082,000)	(176,850)

Options outstanding at October 31, 2013	—	$—

108

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended October 31, 2013, the adjustments were to increase distributions in excess of net investment income by $10,111,381, decrease accumulated net realized loss on investment and foreign currency transactions by $9,605,041 and increase paid-in capital in excess of par by $506,340 due to difference for financial and tax reporting purposes in the treatment of accreting market discount and amortization of premiums, certain transactions involving foreign currencies, swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2013, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $115,673,849 of ordinary income, $6,515,560 of long-term capital gains and $4,582,240 of tax return of capital. For the year ended October 31, 2012, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $77,987,359 of ordinary income and $13,394,536 of long-term capital gains.

As of October 31, 2013, the Fund did not have any distributable earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$2,898,182,035	$68,395,711	$(63,154,872)	$5,240,839	$(2,099,929)	$3,140,910

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums, deferred losses on wash sales and other book to tax differences. The other cost basis

Prudential Total Return Bond Fund	109

Notes to Financial Statements

continued

adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, futures, forward currency transactions and mark-to-market of receivables and payables.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2013 of approximately $11,102,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The last conversion of Class L and Class M shares to Class A shares was completed as of August 24, 2012 and April 13, 2012, respectively. There are no Class L and Class M shares outstanding and Class L and Class M shares are no longer being offered for sale.

110

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

There are 1.5 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares, each of which consists of 525 million, 50 million, 50 million, 250 million, 250 million, 25 million and 350 million shares, respectively.

As of October 31, 2013, Prudential owned 50 Class A shares, 102 Class R shares and 84 Class Z shares of the Fund.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2013:
Shares sold	43,132,216	$625,482,670
Shares issued in reinvestment of dividends, distributions and tax return of capital	3,092,435	44,685,434
Shares reacquired	(39,496,430)	(565,879,281)

Net increase (decrease) in shares outstanding before conversion	6,728,221	104,288,823
Shares issued upon conversion from Class B, Class X and Class Z	516,310	7,453,354
Shares reacquired upon conversion into Class Z	(204,169)	(2,951,186)

Net increase (decrease) in shares outstanding	7,040,362	$108,790,991

Year ended October 31, 2012:
Shares sold	49,531,561	$711,111,409
Shares issued in reinvestment of dividends and distributions	2,651,817	37,734,858
Shares reacquired	(15,641,642)	(224,565,578)

Net increase (decrease) in shares outstanding before conversion	36,541,736	524,280,689
Shares issued upon conversion from Class B, Class L, Class M, Class X and Class Z	1,252,950	18,081,223
Shares reacquired upon conversion into Class Z	(88,316)	(1,279,261)

Net increase (decrease) in shares outstanding	37,706,370	$541,082,651

Prudential Total Return Bond Fund	111

Notes to Financial Statements

continued

Class B	Shares	Amount
Year ended October 31, 2013:
Shares sold	1,034,596	$15,087,086
Shares issued in reinvestment of dividends, distributions and tax return of capital	148,880	2,155,494
Shares reacquired	(1,219,052)	(17,508,462)

Net increase (decrease) in shares outstanding before conversion	(35,576)	(265,882)
Shares reacquired upon conversion into Class A	(297,212)	(4,303,767)

Net increase (decrease) in shares outstanding	(332,788)	$(4,569,649)

Year ended October 31, 2012:
Shares sold	2,067,665	$29,682,780
Shares issued in reinvestment of dividends and distributions	173,738	2,464,466
Shares reacquired	(563,365)	(8,085,917)

Net increase (decrease) in shares outstanding before conversion	1,678,038	24,061,329
Shares reacquired upon conversion into Class A	(466,132)	(6,676,721)

Net increase (decrease) in shares outstanding	1,211,906	$17,384,608

Class C
Year ended October 31, 2013:
Shares sold	6,935,672	$101,282,495
Shares issued in reinvestment of dividends, distributions and tax return of capital	659,862	9,532,086
Shares reacquired	(9,523,328)	(135,956,716)

Net increase (decrease) in shares outstanding before conversion	(1,927,794)	(25,142,135)
Shares reacquired upon conversion into Class Z	(383,653)	(5,565,552)

Net increase (decrease) in shares outstanding	(2,311,447)	$(30,707,687)

Year ended October 31, 2012:
Shares sold	13,130,944	$188,491,323
Shares issued in reinvestment of dividends and distributions	577,861	8,203,177
Shares reacquired	(2,455,708)	(35,284,810)

Net increase (decrease) in shares outstanding before conversion	11,253,097	161,409,690
Shares reacquired upon conversion into Class Z	(66,798)	(968,216)

Net increase (decrease) in shares outstanding	11,186,299	$160,441,474

Class L
Period ended August 24, 2012*:
Shares sold	4,257	$60,431
Shares issued in reinvestment of dividends and distributions	27,397	385,777
Shares reacquired	(70,693)	(1,010,968)

Net increase (decrease) in shares outstanding before conversion	(39,039)	(564,760)
Shares reacquired upon conversion into Class A	(580,273)	(8,453,824)

Net increase (decrease) in shares outstanding	(619,312)	$(9,018,584)

112

Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	1,718	$24,512
Shares issued in reinvestment of dividends and distributions	1,249	17,421
Shares reacquired	(2,914)	(40,977)

Net increase (decrease) in shares outstanding before conversion	53	956
Shares reacquired upon conversion into Class A	(57,225)	(814,955)

Net increase (decrease) in shares outstanding	(57,172)	$(813,999)

Class Q
Year ended October 31, 2013:
Shares sold	1,709,443	$24,649,292
Shares issued in reinvestment of dividends, distributions and tax return of capital	103,663	1,495,853
Shares reacquired	(822,812)	(11,679,442)

Net increase (decrease) in shares outstanding before conversion	990,294	14,465,703
Shares reacquired upon conversion into Class Z	(617,838)	(9,088,390)

Net increase (decrease) in shares outstanding	372,456	$5,377,313

Year ended October 31, 2012:
Shares sold	390,853	$5,615,300
Shares issued in reinvestment of dividends and distributions	129,331	1,828,950
Shares reacquired	(900,255)	(12,836,800)

Net increase (decrease) in shares outstanding	(380,071)	$(5,392,550)

Class R
Year ended October 31, 2013:
Shares sold	3,582,839	$51,895,555
Shares issued in reinvestment of dividends, distributions and tax return of capital	96,712	1,393,528
Shares reacquired	(1,329,394)	(19,099,072)

Net increase (decrease) in shares outstanding	2,350,157	$34,190,011

Year ended October 31, 2012:
Shares sold	1,715,096	$24,801,771
Shares issued in reinvestment of dividends and distributions	22,293	322,478
Shares reacquired	(203,281)	(2,957,962)

Net increase (decrease) in shares outstanding	1,534,108	$22,166,287

Prudential Total Return Bond Fund	113

Notes to Financial Statements

continued

Class X	Shares	Amount
Year ended October 31, 2013:
Shares sold	1,959	$28,837
Shares issued in reinvestment of dividends, distributions and tax return of capital	1,931	28,128
Shares reacquired	(8,188)	(118,318)

Net increase (decrease) in shares outstanding before conversion	(4,298)	(61,353)
Shares reacquired upon conversion into Class A	(51,194)	(745,075)

Net increase (decrease) in shares outstanding	(55,492)	$(806,428)

Year ended October 31, 2012:
Shares sold	2,560	$37,028
Shares issued in reinvestment of dividends and distributions	6,551	92,806
Shares reacquired	(11,343)	(161,793)

Net increase (decrease) in shares outstanding before conversion	(2,232)	(31,959)
Shares reacquired upon conversion into Class A	(68,675)	(986,482)

Net increase (decrease) in shares outstanding	(70,907)	$(1,018,441)

Class Z
Year ended October 31, 2013:
Shares sold	111,512,586	$1,611,599,647
Shares issued in reinvestment of dividends, distributions and tax return of capital	2,514,047	36,152,628
Shares reacquired	(91,543,408)	(1,299,611,550)

Net increase (decrease) in shares outstanding before conversion	22,483,225	348,140,725
Shares issued upon conversion from Class A, Class C and Class Q	1,208,768	17,605,129
Shares reacquired upon conversion into Class A	(168,276)	(2,404,513)

Net increase (decrease) in shares outstanding	23,523,717	$363,341,341

Year ended October 31, 2012:
Shares sold	42,179,280	$603,277,053
Shares issued in reinvestment of dividends and distributions	1,840,339	26,141,606
Shares reacquired	(14,252,973)	(203,769,878)

Net increase (decrease) in shares outstanding before conversion	29,766,646	425,648,781
Shares issued upon conversion from Class A and Class C	155,585	2,247,477
Shares reacquired upon conversion into Class A	(80,138)	(1,149,241)

Net increase (decrease) in shares outstanding	29,842,093	$426,747,017

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

114

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 4, 2013. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal year end, the SCA has been renewed effective November 5, 2013 at substantially similar terms through November 4, 2014.

The Fund did not utilize the SCA during the year ended October 31, 2013.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

Prudential Total Return Bond Fund	115

Financial Highlights

Class A Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.78	$14.41	$14.27	$13.21	$11.26
Income (loss) from investment operations:
Net investment income	.45	.47	.55	.58	.55
Net realized and unrealized gain (loss) on investment transactions	(.40)	.72	.31	1.01	1.98
Total from investment operations	.05	1.19	.86	1.59	2.53
Less Dividends and Distributions:
Dividends from net investment income	(.46)	(.50)	(.56)	(.53)	(.58)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.61)	(.82)	(.72)	(.53)	(.58)
Capital Contributions (Note 6):	-	-	-	- (b)	-
Net asset value, end of year	$14.22	$14.78	$14.41	$14.27	$13.21
Total Return(c):	.40%	8.67%	6.28%	12.27%	23.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,183,870	$1,126,905	$555,062	$408,014	$290,709
Average net assets (000)	$1,221,286	$835,198	$428,956	$339,741	$259,620
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	.85%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	.94%	.93%	1.02%	1.02%	1.12%
Net investment income	3.09%	3.28%	3.92%	4.22%	4.61%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

116

Class B Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.79	$14.42	$14.27	$13.21	$11.25
Income (loss) from investment operations:
Net investment income	.37	.40	.48	.51	.49
Net realized and unrealized gain (loss) on investment transactions	(.40)	.72	.32	1.01	1.99
Total from investment operations	(.03)	1.12	.80	1.52	2.48
Less Dividends and Distributions:
Dividends from net investment income	(.39)	(.43)	(.49)	(.46)	(.52)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.54)	(.75)	(.65)	(.46)	(.52)
Capital Contributions (Note 6):	-	-	-	- (b)	-
Net asset value, end of year	$14.22	$14.79	$14.42	$14.27	$13.21
Total Return(c):	(.17)%	8.12%	5.83%	11.71%	22.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$62,964	$70,398	$51,154	$47,886	$40,281
Average net assets (000)	$69,093	$59,908	$46,957	$42,019	$44,554
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.58%	2.78%	3.43%	3.73%	4.12%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	117

Financial Highlights

continued

Class C Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.78	$14.40	$14.26	$13.20	$11.25
Income (loss) from investment operations:
Net investment income	.34	.36	.45	.50	.49
Net realized and unrealized gain (loss) on investment transactions	(.40)	.73	.32	1.02	1.98
Total from investment operations	(.06)	1.09	.77	1.52	2.47
Less Dividends and Distributions:
Dividends from net investment income	(.36)	(.39)	(.47)	(.46)	(.52)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.51)	(.71)	(.63)	(.46)	(.52)
Capital Contributions (Note 6):	-	-	-	- (b)	-
Net asset value, end of year	$14.21	$14.78	$14.40	$14.26	$13.20
Total Return(c):	(.42)%	7.93%	5.58%	11.72%	22.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$277,163	$322,371	$153,146	$99,621	$53,688
Average net assets (000)	$329,363	$238,034	$108,297	$72,297	$46,340
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.60%	1.60%	1.53%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	2.34%	2.52%	3.24%	3.69%	4.11%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

See Notes to Financial Statements.

118

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.41		$14.27	$13.21	$11.25	$12.62
Income (loss) from investment operations:
Net investment income	.36		.52	.55	.52	.57
Net realized and unrealized gain (loss) on investment transactions	.50		.31	1.01	1.99	(1.38)
Total from investment operations	.86		.83	1.56	2.51	(.81)
Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.53)	(.50)	(.55)	(.56)
Tax return of capital	-		-	-	-	-
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.70)		(.69)	(.50)	(.55)	(.56)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.57		$14.41	$14.27	$13.21	$11.25
Total Return(c):	6.26%		6.02%	11.99%	22.90%	(6.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,454		$8,927	$10,242	$10,820	$11,149
Average net assets (000)	$8,559		$9,555	$10,512	$10,661	$13,644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	1.10%	1.16%
Expenses before waivers and/or expense reimbursement	1.13%	(e)	1.22%	1.22%	1.32%	1.32%
Net investment income	3.07%	(e)	3.69%	4.01%	4.37%	4.69%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	119

Financial Highlights

continued

Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.42		$14.27	$13.21	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.15		.44	.48	.46	.55
Net realized and unrealized gain (loss) on investment transactions	.22		.32	1.01	1.99	(1.38)
Total from investment operations	.37		.76	1.49	2.45	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.45)	(.43)	(.49)	(.53)
Tax return of capital	-		-	-	-	-
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.49)		(.61)	(.43)	(.49)	(.53)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.30		$14.42	$14.27	$13.21	$11.25
Total Return(c):	2.74%		5.56%	11.44%	22.29%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$824	$4,843	$14,153	$24,877
Average net assets (000)	$423		$2,430	$9,289	$18,875	$37,597
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	1.45%
Expenses before waivers and/or expense reimbursement	1.62%	(e)	1.72%	1.72%	1.82%	1.61%
Net investment income	2.51%	(e)	3.22%	3.58%	3.88%	4.42%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

120

Class Q Shares
	Year Ended October 31,		December 27, 2010(a) through October 31,
	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.76	$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.49	.51	.50
Net realized and unrealized gain (loss) on investment transactions	(.39)	.72	.65
Total from investment operations	.10	1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.51)	(.54)	(.46)
Tax return of capital	(.02)	-	-
Distributions from net realized gains	(.13)	(.32)	–
Total dividends and distributions	(.66)	(.86)	(.46)
Net asset value, end of period	$14.20	$14.76	$14.39
Total Return(c):	.74%	9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,452	$29,290	$34,014
Average net assets (000)	$33,367	$28,908	$34,559
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.52%	.54%	.60%	(e)
Expenses before waivers and/or expense reimbursement	.52%	.54%	.60%	(e)
Net investment income	3.42%	3.61%	4.18%	(e)
Portfolio turnover rate	188%	256%	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	121

Financial Highlights

continued

Class R Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.81	$14.44	$14.29	$13.20	$11.26
Income (loss) from investment operations:
Net investment income	.41	.44	.51	.54	.52
Net realized and unrealized gain (loss) on investment transactions	(.40)	.71	.33	1.04	1.97
Total from investment operations	.01	1.15	.84	1.58	2.49
Less Dividends and Distributions:
Dividends from net investment income	(.43)	(.46)	(.53)	(.49)	(.55)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.58)	(.78)	(.69)	(.49)	(.55)
Capital Contributions (Note 6):	-	-	-	- (b)	-
Net asset value, end of year	$14.24	$14.81	$14.44	$14.29	$13.20
Total Return(c):	.08%	8.39%	6.09%	12.17%	22.64%

Ratios/Supplemental Data:
Net assets, end of year (000)	$57,543	$25,028	$2,248	$952	$1
Average net assets (000)	$44,298	$10,603	$1,445	$329	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.39%	1.38%	1.47%	1.47%	1.57%
Net investment income	2.84%	3.03%	3.65%	3.79%	4.31%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

122

Class X Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.82	$14.45	$14.30	$13.23	$11.28
Income (loss) from investment operations:
Net investment income	.45	.47	.55	.58	.55
Net realized and unrealized gain (loss) on investment transactions	(.41)	.72	.32	1.01	1.99
Total from investment operations	.04	1.19	.87	1.59	2.54
Less Dividends and Distributions:
Dividends from net investment income	(.46)	(.50)	(.56)	(.53)	(.60)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.61)	(.82)	(.72)	(.53)	(.60)
Capital Contributions (Note 2 & 6):	-	- (b)	- (b)	.01	.01
Net asset value, end of year	$14.25	$14.82	$14.45	$14.30	$13.23
Total Return(c):	.32%	8.66%	6.34%	12.33%	23.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$325	$1,160	$2,156	$4,381	$6,494
Average net assets (000)	$665	$1,527	$3,072	$5,043	$7,270
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	.85%	.85%	.85%	.85%
Expenses before waivers and/or expense reimbursement	1.64%	1.63%	1.72%	1.72%	1.82%
Net investment income	3.08%	3.28%	3.93%	4.28%	4.64%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	123

Financial Highlights

continued

Class Z Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.74	$14.37	$14.24	$13.18	$11.24
Income (loss) from investment operations:
Net investment income	.48	.51	.57	.60	.58
Net realized and unrealized gain (loss) on investment transactions	(.40)	.72	.32	1.02	1.97
Total from investment operations	.08	1.23	.89	1.62	2.55
Less Dividends and Distributions:
Dividends from net investment income	(.50)	(.54)	(.60)	(.56)	(.61)
Tax return of capital	(.02)	-	-	-	-
Distributions from net realized gains	(.13)	(.32)	(.16)	-	-
Total dividends and distributions	(.65)	(.86)	(.76)	(.56)	(.61)
Capital Contributions (Note 6):	-	-	-	- (b)	-
Net asset value, end of year	$14.17	$14.74	$14.37	$14.24	$13.18
Total Return(c):	.59%	8.97%	6.49%	12.58%	23.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,120,294	$818,157	$368,914	$153,727	$60,279
Average net assets (000)	$1,370,007	$589,624	$186,108	$99,628	$31,795
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.60%	.60%	.60%	.60%	.60%
Expenses before waivers and/or expense reimbursement	.64%	.63%	.72%	.72%	.82%
Net investment income	3.34%	3.54%	4.15%	4.42%	4.86%
Portfolio turnover rate	188%	256%	242%	185%	397%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

124

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 17:

We have audited the accompanying statement of assets and liabilities of Prudential Total Return Bond Fund (formerly Prudential Total Return Bond Fund, Inc), a series of Prudential Investment Portfolios, Inc. 17 (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2013

Prudential Total Return Bond Fund	125

Tax Information

(Unaudited)

We are advising you that during the year ended October 31, 2013, the Fund reports the maximum amount allowed per share but not less than $0.04 for Class A, B, C, Q, R, X and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended October 31, 2013, the Fund reports the maximum amount allowable but not less than 73.47% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) and 100% as short-term capital gain distribution in accordance with Section 871(k)(2) and 881(e)(2) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of distributions received by you in calendar year 2013.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 4.92% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

126

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Total Return Bond Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Total Return Bond Fund

(1)	The year that each individual joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1994; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities and Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities and Exchange Commission.	Since 2013
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Total Return Bond Fund

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Total Return Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

[1]	Prudential Total Return Bond Fund is a series of Prudential Investment Portfolios 17.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Total Return Bond Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The

Prudential Total Return Bond Fund

Approval of Advisory Agreements (continued)

Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three-, five- and ten-year periods.

Visit our website at www.prudentialfunds.com

•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.60% (exclusive of 12b-1 fees and certain other fees) through February 28, 2014.
•	The Board concluded that, in light of the Fund’s strong performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Total Return Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B702	74440B405

MF166E    0255323-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2013 and October 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $51,500 and $54,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

Not applicable for the fiscal year ended October 31, 2013. During the fiscal year ended October 31, 2012, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 19, 2013